Schedule of Investments (unaudited)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 10.4%
29Metals Ltd.(a)	1,216,417	$2,301,858
Abacus Property Group	2,216,995	5,087,987
Accent Group Ltd.	1,534,368	1,544,773
Adbri Ltd.	1,566,867	3,197,725
AET&D Holdings No. 1 Pty Ltd.(b)	169,200	1
AGL Energy Ltd.	2,967,074	18,036,501
Alkane Resources Ltd.(a)	1,922,986	1,376,527
Allkem Ltd.(a)	2,584,949	21,543,519
ALS Ltd.	2,171,501	19,663,143
Altium Ltd.	528,699	11,910,144
Alumina Ltd.	11,086,011	13,957,241
AMP Ltd.(a)	14,668,204	11,850,810
Ansell Ltd.	581,678	11,141,002
Appen Ltd.	517,308	2,363,033
ARB Corp. Ltd.	331,053	9,175,941
Arena REIT	1,540,857	5,214,594
Atlas Arteria Ltd.	4,295,367	20,867,195
AUB Group Ltd.	332,007	5,375,452
Aussie Broadband Ltd.(a)(c)	788,656	3,066,965
Austal Ltd.	1,489,345	2,119,900
Australian Agricultural Co. Ltd.(a)	2,096,396	2,543,183
Australian Ethical Investment Ltd.	365,689	1,485,906
Australian Strategic Materials Ltd.(a)	400,324	1,772,142
AVZ Minerals Ltd.(a)	10,834,168	7,278,277
Bank of Queensland Ltd.	2,891,941	16,407,608
Bapcor Ltd.	1,513,644	7,175,078
Beach Energy Ltd.	7,716,408	8,797,605
Bega Cheese Ltd.	1,368,513	4,829,706
Bellevue Gold Ltd.(a)	4,411,316	2,969,141
Bendigo & Adelaide Bank Ltd.	2,515,945	18,758,441
Betmakers Technology Group Ltd.(a)	2,780,088	1,110,373
Blackmores Ltd.	65,060	3,294,386
Boral Ltd.	1,706,280	4,256,532
BrainChip Holdings Ltd.(a)(c)	6,231,338	4,137,579
Bravura Solutions Ltd.	1,123,637	1,490,241
Breville Group Ltd.	435,752	7,221,513
Brickworks Ltd.	351,603	5,839,955
BWP Trust	2,204,146	6,406,528
BWX Ltd.	700,410	921,387
Capricorn Metals Ltd.(a)	1,222,084	3,555,193
carsales.com Ltd.	1,204,229	17,778,118
Centuria Capital Group	2,617,824	5,084,813
Centuria Industrial REIT	2,636,805	7,348,297
Centuria Office REIT	1,977,671	3,048,996
Cettire Ltd.(a)	578,536	262,487
Chalice Mining Ltd.(a)	1,429,154	6,860,966
Challenger Ltd.	2,605,385	13,182,076
Champion Iron Ltd.(c)	1,480,242	7,503,658
Charter Hall Group	2,106,997	22,644,754
Charter Hall Long Wale REIT	2,771,631	10,402,092
Charter Hall Retail REIT	2,347,940	7,334,396
Charter Hall Social Infrastructure REIT	1,484,536	4,202,473
City Chic Collective Ltd.(a)	917,218	1,909,092
Cleanaway Waste Management Ltd.	9,244,236	20,721,310
Clinuvel Pharmaceuticals Ltd.	177,994	2,047,144
Codan Ltd./Australia	453,227	2,260,192
Collins Foods Ltd.	496,693	3,556,626
Corporate Travel Management Ltd.(a)	488,421	8,812,380
Security	Shares	Value

Australia (continued)
Costa Group Holdings Ltd.	1,986,497	$4,645,804
Credit Corp. Group Ltd.	304,094	5,814,734
Cromwell Property Group	6,233,692	3,741,225
CSR Ltd.	2,146,658	9,193,242
Data#3 Ltd.	638,372	2,592,499
De Grey Mining Ltd.(a)	5,040,084	4,240,556
Deterra Royalties Ltd.	1,908,535	6,465,516
Dexus Industria REIT	934,482	2,235,640
Dicker Data Ltd.(c)	268,678	2,484,485
Domain Holdings Australia Ltd.	1,139,530	2,775,132
Downer EDI Ltd.	3,122,795	12,082,107
Dubber Corp. Ltd.(a)(c)	1,173,694	846,361
Eagers Automotive Ltd.	685,615	6,337,368
Elders Ltd.	711,947	7,157,289
Emeco Holdings Ltd.(c)	1,589,449	934,009
EML Payments Ltd.(a)(c)	1,315,883	1,424,562
EVENT Hospitality and Entertainment Ltd.(a)	421,646	4,317,882
Flight Centre Travel Group Ltd.(a)(c)	733,175	11,449,858
G8 Education Ltd.	3,692,492	2,845,558
GDI Property Group Partnership	3,414,923	2,715,969
Genworth Mortgage Insurance Australia Ltd.	1,818,091	3,822,513
Gold Road Resources Ltd.	4,070,303	4,445,708
GrainCorp Ltd., Class A	1,016,154	7,343,099
Growthpoint Properties Australia Ltd.	1,378,983	4,241,520
GUD Holdings Ltd.	540,662	4,856,436
GWA Group Ltd.	995,937	1,590,817
Hansen Technologies Ltd.	704,524	2,727,842
Harvey Norman Holdings Ltd.	2,542,103	9,055,130
Healius Ltd.	2,363,802	7,438,019
Home Consortium Ltd.	439,251	2,070,925
HomeCo Daily Needs REIT	6,459,264	6,503,405
HUB24 Ltd.	336,998	5,628,365
IGO Ltd.	3,066,087	27,877,991
Iluka Resources Ltd.	1,895,326	14,845,895
Imdex Ltd.	1,801,485	3,160,411
Imugene Ltd.(a)(c)	23,043,526	3,448,238
Incitec Pivot Ltd.	8,739,899	23,571,689
Ingenia Communities Group	1,658,567	5,460,175
Inghams Group Ltd.	1,476,202	3,196,097
Insignia Financial Ltd.	2,761,172	6,637,414
Integral Diagnostics Ltd.	832,641	2,308,816
InvoCare Ltd.	652,937	5,602,072
ionner Ltd.(a)(c)	6,912,417	3,210,818
IPH Ltd.	966,004	5,121,138
IRESS Ltd.	860,267	6,617,634
Irongate Group	2,419,073	3,271,112
JB Hi-Fi Ltd.	514,977	19,072,868
Johns Lyng Group Ltd.	798,445	4,997,308
Jumbo Interactive Ltd.	234,485	2,850,826
Karoon Energy Ltd.(a)	2,453,522	3,523,497
Kelsian Group Ltd.	627,349	3,475,772
Kogan.com Ltd.(a)(c)	390,619	1,061,815
Lifestyle Communities Ltd.	416,066	4,385,083
Link Administration Holdings Ltd.	1,996,442	7,068,588
Liontown Resources Ltd.(a)(c)	7,321,164	7,338,477
Lovisa Holdings Ltd.	234,534	2,685,259
Lynas Rare Earths Ltd.(a)	4,066,355	25,517,047
MA Financial Group Ltd.	321,297	1,554,350
Maas Group Holdings Ltd.	382,811	1,392,947
Magellan Financial Group Ltd.	623,427	7,052,838

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Mayne Pharma Group Ltd.(a)	6,701,556	$1,339,129
McMillan Shakespeare Ltd.	294,043	2,452,346
Megaport Ltd.(a)(c)	649,142	3,856,477
Mesoblast Ltd.(a)(c)	2,541,517	1,910,081
Metcash Ltd.	4,341,423	14,574,031
Monadelphous Group Ltd.	398,934	2,971,749
Nanosonics Ltd.(a)(c)	1,147,557	3,171,010
National Storage REIT	5,138,548	9,307,185
Nearmap Ltd.(a)(c)	2,147,009	1,817,666
Netwealth Group Ltd.	485,143	4,392,751
New Hope Corp. Ltd.(c)	2,056,739	5,065,334
NEXTDC Ltd.(a)	2,058,651	15,983,050
nib holdings Ltd.	2,057,302	10,244,166
Nick Scali Ltd.	305,594	2,179,988
Nickel Mines Ltd.	4,547,377	4,167,899
Nine Entertainment Co. Holdings Ltd.	6,426,761	12,045,577
Novonix Ltd.(a)(c)	1,198,255	4,245,440
NRW Holdings Ltd.	2,051,289	2,796,675
Nufarm Ltd./Australia	1,438,086	6,469,517
Nuix Ltd.(a)(c)	857,548	743,737
Objective Corp. Ltd.	109,613	1,306,755
Omni Bridgeway Ltd.(a)	1,162,695	2,731,726
oOh!media Ltd.	2,601,012	2,847,467
Orora Ltd.	3,933,277	11,022,351
OZ Minerals Ltd.	1,502,161	26,074,417
Pact Group Holdings Ltd.	934,421	1,509,006
Paladin Energy Ltd.(a)	11,879,116	6,537,371
Pendal Group Ltd.	1,538,282	5,662,917
Pepper Money Ltd./Australia	771,613	1,190,771
Perenti Global Ltd.	2,670,541	1,326,889
Perpetual Ltd.	248,642	5,716,212
Perseus Mining Ltd.	5,507,825	7,664,287
PEXA Group Ltd.(a)	432,042	5,417,968
Pilbara Minerals Ltd.(a)	10,722,235	20,797,868
Pinnacle Investment Management Group Ltd.	449,281	2,936,338
Platinum Asset Management Ltd.	1,886,161	2,468,083
PointsBet Holdings Ltd.(a)(c)	878,897	1,791,029
PolyNovo Ltd.(a)(c)	2,618,043	1,714,036
PPK Group Ltd.(a)	135,100	368,547
Premier Investments Ltd.	386,794	6,853,978
Pro Medicus Ltd.	211,820	6,927,303
Qube Holdings Ltd.	8,198,673	16,942,162
Ramelius Resources Ltd.	3,729,447	3,960,751
Redbubble Ltd.(a)(c)	866,409	680,499
Regis Resources Ltd.	3,481,686	5,100,885
Reliance Worldwide Corp. Ltd.	3,622,006	9,939,491
Rural Funds Group	1,594,087	3,426,915
Sandfire Resources Ltd.	1,752,721	6,946,838
Sayona Mining Ltd.(a)(c)	23,834,929	5,184,891
Select Harvests Ltd.	531,335	2,455,381
Seven Group Holdings Ltd.	652,486	9,103,422
SG Fleet Group Ltd.	619,486	1,071,638
Shopping Centres Australasia Property Group	4,972,275	10,641,881
Sigma Healthcare Ltd.	5,144,955	1,817,584
Silver Lake Resources Ltd.(a)	4,016,173	5,246,395
Sims Ltd.	761,525	11,010,810
SmartGroup Corp. Ltd.	556,789	3,487,020
Southern Cross Media Group Ltd.	1,230,175	1,486,855
St. Barbara Ltd.	3,572,980	3,339,896
Star Entertainment Grp Ltd. (The)(a)	3,848,006	8,499,012
Security	Shares	Value

Australia (continued)
Steadfast Group Ltd.	4,379,865	$15,856,787
Super Retail Group Ltd.	706,889	5,230,332
Tassal Group Ltd.	1,086,579	2,881,079
Technology One Ltd.	1,230,369	8,878,638
Telix Pharmaceuticals Ltd.(a)(c)	818,307	2,614,290
Temple & Webster Group Ltd.(a)(c)	352,012	1,436,754
Tyro Payments Ltd.(a)(c)	1,540,902	1,317,065
United Malt Grp Ltd.	1,304,712	3,812,188
Uniti Group Ltd.(a)	2,476,671	8,552,462
Viva Energy Group Ltd.(d)	3,849,849	7,553,408
Vulcan Energy Resources Ltd.(a)(c)	383,024	2,215,439
Waypoint REIT Ltd	3,344,086	6,303,876
Webjet Ltd.(a)(c)	1,704,688	7,073,047
West African Resources Ltd.(a)	4,222,863	4,028,579
Western Areas Ltd.(a)(c)	1,467,640	3,966,858
Westgold Resources Ltd.	2,114,035	2,440,924
Whitehaven Coal Ltd.	4,181,636	14,359,926
Worley Ltd.	1,413,989	13,751,062
Zip Co. Ltd.(a)(c)	2,618,534	1,926,049
		1,242,474,921
Austria — 1.1%
Agrana Beteiligungs AG	12,995	230,998
ams-OSRAM AG(a)	1,247,022	15,255,024
ANDRITZ AG	307,500	13,072,157
AT&S Austria Technologie & Systemtechnik AG	111,873	5,728,563
BAWAG Group AG(d)	323,101	15,342,082
CA Immobilien Anlagen AG	196,863	5,559,934
DO & CO AG(a)(c)	31,046	2,732,090
EVN AG	181,561	4,621,872
FACC AG(a)(c)	109,182	900,798
IMMOFINANZ AG	359,608	8,702,715
Lenzing AG	59,754	5,424,993
Oesterreichische Post AG(c)	155,218	5,000,131
Palfinger AG	56,555	1,431,905
Poor AG(a)(c)	56,282	712,820
S IMMO AG	219,365	5,265,275
S&T AG(c)	217,679	3,680,117
Schoeller-Bleckmann Oilfield Equipment AG(a)	52,388	2,997,560
Semperit AG Holding	43,521	1,052,555
Telekom Austria AG	738,565	5,265,774
UNIQA Insurance Group AG	565,348	4,310,245
Vienna Insurance Group AG Wiener
Versicherung Gruppe	150,745	3,739,236
Wienerberger AG	524,197	14,796,952
Zumtobel Group AG	179,307	1,295,131
		127,118,927
Belgium — 1.9%
Ackermans & van Haaren NV	104,551	18,638,951
Aedifica SA	165,390	19,604,153
AGFA-Gevaert NV(a)	707,725	2,833,293
Barco NV	311,597	7,017,120
Befimmo SA	102,231	5,103,098
Bekaert SA	163,671	6,067,096
bpost SA(a)	451,150	2,733,517
Cie d'Entreprises CFE	33,985	4,440,064
Cofinimmo SA	134,946	18,121,248
D'ieteren Group	98,988	15,888,827
Econocom Group SA/NV	598,823	2,288,035
Euronav NV	835,100	9,656,102

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Belgium (continued)
Fagron	281,026	$5,271,427
Galapagos NV(a)	206,639	12,132,433
Gimv NV	92,327	5,298,018
Immobel SA(c)	17,757	1,281,320
Intervest Offices & Warehouses NV	116,561	3,473,791
Ion Beam Applications	108,532	1,770,749
KBC Ancora	155,450	6,289,279
Kinepolis Group NV(a)(c)	61,544	3,405,618
Melexis NV	90,784	7,792,402
Mithra Pharmaceuticals SA(a)(c)	89,158	868,900
Montea NV	46,225	5,519,043
Ontex Group NV(a)	289,782	2,007,720
Orange Belgium SA(c)	65,773	1,274,814
Recticel SA	177,919	3,887,566
Retail Estates NV	47,295	3,602,326
Shurgard Self Storage SA	118,483	6,856,207
Telenet Group Holding NV	207,855	6,194,577
Tessenderlo Group SA(a)	114,455	4,006,902
Van de Velde NV	20,133	827,554
VGP NV	34,218	8,899,987
Warehouses De Pauw CVA	629,530	24,218,129
X-Fab Silicon Foundries SE(a)(c)(d)	257,352	1,821,906
Xior Student Housing NV	96,156	5,136,291
		234,228,463
Cyprus — 0.0%
Atalaya Mining PLC	492,138	2,336,118
Denmark — 1.7%
ALK-Abello A/S(a)	594,344	12,964,862
Alm Brand A/S	3,753,610	6,478,598
Amagerbanken A/S(b)	130,550	—
Bavarian Nordic A/S(a)(c)	290,466	5,510,390
Better Collective A/S(a)(c)	134,590	2,074,476
cBrain A/S	41,190	1,333,272
Chemometec A/S	70,177	7,932,979
D/S Norden A/S	116,575	4,331,417
Dfds A/S	155,535	6,023,358
Drilling Co. of 1972 A/S (The)(a)	92,448	4,610,206
FLSmidth & Co. A/S	233,839	6,410,006
H Lundbeck A/S	314,960	7,218,302
ISS A/S(a)	709,632	11,647,927
Jyske Bank A/S, Registered(a)	244,349	13,511,063
Matas A/S	169,454	2,358,735
Netcompany Group A/S(d)	180,966	10,063,920
Nilfisk Holding A/S(a)	104,764	2,932,762
NKT A/S(a)	181,868	8,667,728
NNIT A/S(a)(d)	50,107	618,116
NTG Nordic Transport Group A/S, Class A(a)(c)	29,931	1,625,210
Per Aarsleff Holding A/S	78,769	3,022,899
Ringkjoebing Landbobank A/S	121,969	14,956,841
Royal Unibrew A/S	219,701	18,936,278
Scandinavian Tobacco Group A/S, Class A(d)	284,753	5,935,884
Schouw & Co. A/S	58,562	4,477,137
SimCorp A/S	181,437	12,701,787
Solar A/S, Class B	24,290	2,880,616
Spar Nord Bank A/S	362,394	4,601,159
Sydbank AS	262,905	9,036,795
Topdanmark AS	202,156	11,376,149
Zealand Pharma A/S(a)(c)	160,299	1,807,374
		206,046,246
Security	Shares	Value

Egypt — 0.0%
Centamin PLC	5,285,391	$6,057,683
Faeroe Islands — 0.1%
Bakkafrost P/F	223,995	15,379,051
Finland — 1.5%
Admicom Oyj	15,087	986,794
Aktia Bank Oyj	224,760	2,279,011
Anora Group Oyj	148,544	1,374,316
BasWare Oyj(a)	54,302	2,255,443
Cargotec Oyj, Class B	172,752	5,981,454
Caverion Oyj	455,672	2,231,704
Citycon Oyj	266,423	1,893,620
Finnair Oyj(a)(c)	2,814,317	1,387,127
Harvia Oyj(c)	62,517	2,141,427
Huhtamaki Oyj	439,933	16,629,578
Kamux Corp.(c)	147,756	1,495,270
Kemira Oyj	488,528	6,408,106
Kojamo Oyj	550,790	10,956,966
Konecranes Oyj(a)	263,883	7,416,100
Marimekko Oyj	134,604	1,875,390
Metsa Board Oyj, Class B	799,627	8,617,421
Metso Outotec Oyj	2,799,259	23,835,561
Musti Group Oyj(a)	138,134	3,250,097
Nokian Renkaat Oyj	599,703	8,053,152
Oriola Oyj, Class B	758,192	1,651,700
Outokumpu Oyj	1,635,545	8,029,310
Puuilo Oyj(a)	210,456	1,449,494
QT Group Oyj(a)	78,604	6,848,429
Remedy Entertainment Oyj(c)	34,777	1,144,843
Revenio Group Oyj	105,221	5,006,760
Rovio Entertainment Oyj(d)	166,745	1,525,254
Sanoma Oyj	327,802	4,140,802
Spinnova Oyj(a)(c)	66,799	559,991
Talenom Oyj	124,666	1,367,639
TietoEVRY Oyj	391,150	9,812,870
TietoEVRY OYJ, New	12,844	319,978
Tokmanni Group Corp.	216,145	2,808,724
Uponor Oyj	246,841	4,337,204
Valmet Oyj	752,481	20,152,028
WithSecure Oyj(a)	519,042	2,841,854
YIT Oyj	637,751	2,567,016
		183,632,433
France — 3.5%
AB Science SA(a)(c)	131,881	1,460,587
ABC arbitrage	83,506	643,091
Air France-KLM(a)(c)	1,289,628	5,312,309
AKWEL(c)	36,551	674,791
Albioma SA	114,731	6,098,674
ALD SA(d)	447,457	6,084,513
Altarea SCA(c)	17,507	2,679,571
Alten SA	131,293	17,620,534
APERAM SA	213,010	8,221,648
Aramis Group SAS, NVS(a)(c)(d)	90,096	524,640
Atos SE	454,989	11,084,243
Aubay	31,421	1,811,417
Believe SA, NVS(a)(c)	84,135	1,026,189
Beneteau SA(a)	176,392	2,214,602
Boiron SA	34,035	1,491,862
Bonduelle SCA(c)	62,282	1,052,585

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Carmila SA	227,219	$3,534,411
Casino Guichard Perrachon SA(a)(c)	173,301	3,036,395
Cellectis SA(a)(c)	159,165	564,894
CGG SA(a)	3,212,396	3,695,659
Chargeurs SA	73,433	1,330,021
Cie. des Alpes(a)	81,763	1,264,555
Cie. Plastic Omnium SA	261,215	4,228,477
Coface SA(a)	463,581	5,557,539
Derichebourg SA	421,767	3,806,170
Elior Group SA(a)(c)(d)	544,033	1,661,127
Elis SA(a)	861,793	12,359,186
Eramet SA(a)	41,598	5,544,266
Esker SA	23,452	3,950,340
Europcar Mobility Group(a)(d)	13,496,378	7,156,022
Eutelsat Communications SA	768,242	8,537,785
Fnac Darty SA	76,965	3,810,717
Gaztransport Et Technigaz SA	98,822	11,767,578
Groupe Guillin	21,316	485,726
Guerbet	35,647	936,385
ICADE	137,886	8,232,599
ID Logistics Group(a)	13,278	4,258,319
Imerys SA	151,201	5,948,367
Interparfums SA	82,524	4,578,897
IPSOS	179,113	8,622,686
JCDecaux SA(a)	282,194	5,915,654
Kaufman & Broad SA	64,963	1,975,699
Korian SA	330,567	6,942,224
Lagardere SA	158,062	4,139,910
LISI	86,539	1,962,828
LNA Sante SA(c)	17,779	656,459
Maisons du Monde SA(d)	143,111	2,440,729
Manitou BF SA(c)	61,653	1,398,810
McPhy Energy SA(a)(c)	95,217	1,739,354
Mercialys SA	327,883	3,166,315
Mersen SA	74,617	2,468,018
Metropole Television SA	123,897	2,299,175
Neoen SA(a)(d)	166,845	6,666,410
Nexans SA	106,329	9,685,234
Nexity SA	172,129	5,226,891
Peugeot Invest	23,316	2,605,597
Pharmagest Interactive	16,603	1,333,436
Quadient SA	152,047	2,843,472
Rexel SA(a)	1,103,099	22,596,608
Rubis SCA	415,367	11,047,721
SCOR SE	710,949	20,101,242
SES SA, Class A	1,716,328	15,356,865
SES-Imagotag SA(a)	20,891	1,921,692
SMCP SA(a)(d)	165,692	1,076,653
Societe BIC SA	111,751	6,668,080
SOITEC(a)(c)	101,651	18,209,159
Solutions 30 SE(a)(c)	385,061	2,232,955
Sopra Steria Group SACA	68,452	12,131,636
SPIE SA	567,545	13,357,753
Technicolor SA(a)	874,174	2,918,045
Television Francaise 1	210,196	1,780,189
Trigano SA	38,609	4,974,438
Vallourec SA(a)	618,143	7,283,691
Valneva SE(a)(c)	331,997	4,250,533
Verallia SA(d)	327,098	8,991,704
Vicat SA	85,026	2,556,819
Security	Shares	Value

France (continued)
Vilmorin & Cie SA	26,104	$1,240,606
Virbac SA	18,714	7,555,722
Voltalia SA(a)(c)	105,502	2,228,331
		414,816,034
Germany — 5.1%
1&1 AG	199,249	4,198,826
Aareal Bank AG(c)	278,810	9,500,106
ABOUT YOU Holding SE(a)(c)	169,461	1,837,786
Adesso SE	13,102	2,567,970
ADLER Group SA(d)	338,943	2,581,911
ADVA Optical Networking SE(a)	208,490	2,829,943
AIXTRON SE	511,431	13,111,428
Amadeus Fire AG	25,754	3,604,664
Atoss Software AG	18,025	2,619,109
AURELIUS Equity Opportunities SE & Co. KGaA	134,159	3,574,093
Aurubis AG	141,413	16,070,086
Basler AG	16,386	1,833,548
BayWa AG	62,944	3,001,667
Bertrandt AG	33,122	1,538,734
Bike24 Holding AG(a)(c)	86,857	561,285
Bilfinger SE(c)	119,237	4,798,980
Borussia Dortmund GmbH & Co. KGaA(a)	360,051	1,410,161
CANCOM SE	174,554	8,428,772
Ceconomy AG	724,686	2,482,903
Cewe Stiftung & Co. KGaA(c)	22,800	2,081,129
CompuGroup Medical SE & Co. KgaA	122,852	6,566,796
Corestate Capital Holding SA(a)(c)	102,579	889,311
CropEnergies AG	119,230	1,546,472
CTS Eventim AG & Co. KGaA(a)	260,886	17,906,189
Datagroup SE	21,635	1,799,905
Dermapharm Holding SE	84,456	4,775,190
Deutsche Beteiligungs AG	53,584	1,665,192
Deutsche EuroShop AG	224,686	3,722,662
Deutsche Pfandbriefbank AG(d)	606,691	7,635,594
Deutz AG	545,630	2,418,331
DIC Asset AG	187,467	2,622,647
Draegerwerk AG & Co. KGaA	13,057	598,766
Duerr AG	235,784	6,127,965
Eckert & Ziegler Strahlen- und Medizintechnik AG	66,761	3,350,134
Elmos Semiconductor SE	37,274	1,858,674
ElringKlinger AG(a)	131,456	1,089,811
Encavis AG	538,978	11,766,237
Energiekontor AG	28,088	2,683,144
Evotec SE(a)	628,782	15,309,866
Fielmann AG	117,120	5,920,644
flatexDEGIRO AG(a)(c)	150,650	2,573,037
Fraport AG Frankfurt Airport Services Worldwide(a)(c)	167,207	8,935,425
Freenet AG	572,076	15,828,328
Gerresheimer AG(c)	143,541	9,970,692
GFT Technologies SE	75,676	3,005,889
Global Fashion Group SA(a)(c)	334,074	636,127
Grand City Properties SA	460,445	8,129,181
GRENKE AG(c)	125,574	3,312,658
Hamborner REIT AG	288,475	2,692,417
Hamburger Hafen und Logistik AG	127,275	2,071,215
Heidelberger Druckmaschinen AG(a)(c)	1,173,872	2,593,518
Hensoldt AG	189,491	5,277,129
HOCHTIEF AG	97,333	5,890,435
Home24 SE(a)(c)	117,311	687,224
Hornbach Holding AG & Co. KGaA	42,979	5,144,745

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Hugo Boss AG	270,933	$15,194,708
Hypoport SE(a)	15,956	4,411,094
Indus Holding AG	77,831	2,214,128
Instone Real Estate Group SE(d)	211,604	3,248,552
Jenoptik AG	232,374	6,531,758
JOST Werke AG(d)	60,084	2,324,012
K+S AG, Registered(a)	859,962	28,884,390
Kloeckner & Co. SE(a)	329,082	4,239,152
Koenig & Bauer AG(a)	67,089	1,309,436
Krones AG	64,792	5,002,823
KWS Saat SE & Co. KGaA	56,682	4,182,725
LPKF Laser & Electronics AG(c)	110,674	1,391,147
MBB SE(c)	8,158	1,090,522
Media and Games Invest SE(a)(c)	397,232	1,278,231
Medios AG(a)	55,374	1,420,404
METRO AG(a)(c)	568,548	4,994,096
Mister Spex SE(a)(c)	67,850	483,870
MLP SE	290,255	2,054,633
MorphoSys AG(a)(c)	158,403	3,339,579
Nagarro SE(a)	38,766	5,450,579
New Work SE	13,340	2,279,832
Nordex SE(a)	466,460	6,732,004
Norma Group SE	144,159	3,556,381
Northern Data AG(a)(c)	21,927	1,129,139
OHB SE	14,662	518,245
PATRIZIA AG	216,830	3,719,391
Pfeiffer Vacuum Technology AG	18,713	3,331,203
PNE AG	175,564	2,230,032
ProSiebenSat.1 Media SE	740,488	8,519,894
PVA TePla AG(a)	88,457	2,183,343
Rheinmetall AG	196,044	44,193,036
SAF-Holland SE(a)	197,301	1,499,549
Salzgitter AG(a)(c)	159,907	6,637,663
Secunet Security Networks AG	5,662	2,397,208
SGL Carbon SE(a)	286,253	1,571,712
Siltronic AG	74,717	7,016,606
Sirius Real Estate Ltd.	4,981,340	7,604,239
Sixt SE(a)	62,095	8,073,120
SMA Solar Technology AG(c)	48,699	2,216,234
Software AG	232,483	7,155,772
Stabilus SE	111,447	5,249,303
Steico SE	24,527	2,460,958
Stratec SE(c)	35,667	4,037,007
Stroeer SE & Co. KGaA	126,816	7,586,954
Suedzucker AG	324,391	4,224,745
Synlab AG(a)	298,177	4,449,827
TAG Immobilien AG	657,248	13,135,391
Takkt AG	154,464	2,495,586
TeamViewer AG(a)(d)	720,219	8,641,951
thyssenkrupp AG(a)	1,818,200	13,943,829
TUI AG(a)(c)	5,135,597	14,641,592
Varta AG(c)	82,136	7,685,120
VERBIO Vereinigte BioEnergie AG	100,375	7,113,011
Vitesco Technologies Group AG(a)	100,073	4,021,679
Vossloh AG	54,111	2,064,250
Wacker Chemie AG	70,718	11,220,685
Wacker Neuson SE	140,594	2,919,034
Westwing Group SE(a)(c)	51,091	581,022
Wuestenrot & Wuerttembergische AG	68,041	1,283,414
Security	Shares	Value

Germany (continued)
Zeal Network SE(c)	64,657	$2,516,946
		607,517,397
Guernsey — 0.1%
BMO Commercial Property Trust Ltd.	3,478,848	5,134,881
Burford Capital Ltd.	839,854	7,181,300
		12,316,181
Hong Kong — 1.9%
Apollo Future Mobility Group Ltd.(a)(c)	17,656,000	790,380
ASM Pacific Technology Ltd.	1,388,700	13,995,016
Atlas Corp.	386,289	4,774,532
Bank of East Asia Ltd. (The)	5,721,600	8,466,351
BOCOM International Holdings Co. Ltd.	2,672,000	364,275
Brightoil Petroleum Holdings Ltd.(a)(b)	12,938,512	16
Cafe de Coral Holdings Ltd.	1,666,000	2,615,579
Champion REIT	9,695,000	4,250,134
Chinese Estates Holdings Ltd.	1,905,500	553,674
Chow Sang Sang Holdings International Ltd.	1,646,000	1,822,358
CITIC Telecom International Holdings Ltd.	7,564,000	2,714,431
Citychamp Watch & Jewellery Group Ltd.(a)	5,546,000	738,241
CK Life Sciences International Holdings Inc.	14,480,000	1,081,200
CMBC Capital Holdings Ltd, NVS(c)	1,693,749	386,542
C-Mer Eye Care Holdings Ltd.(c)	2,078,000	1,126,329
Comba Telecom Systems Holdings Ltd.(a)	8,532,000	1,432,599
Cowell e Holdings Inc.(a)(c)	1,569,000	1,756,223
Crystal International Group Ltd.(d)	2,155,500	840,840
Dah Sing Banking Group Ltd.	2,293,600	1,927,504
Dah Sing Financial Holdings Ltd.	660,000	1,920,551
EC Healthcare	1,421,000	1,428,187
Far East Consortium International Ltd.	4,621,000	1,440,074
First Pacific Co. Ltd.	10,342,000	4,169,952
Fortune REIT	6,567,000	5,737,731
Fosun Tourism Group(a)(c)(d)	1,105,600	1,474,088
Guotai Junan International Holdings Ltd.	13,018,000	1,414,436
Haitong International Securities Group Ltd.	10,258,000	1,623,883
Hang Lung Group Ltd.	3,518,000	6,868,864
Health and Happiness H&H International Holdings Ltd.	1,002,000	1,101,270
HKBN Ltd.	3,416,500	3,991,625
Hong Kong Technology Venture Co. Ltd.(c)	2,462,000	2,086,472
Hongkong & Shanghai Hotels Ltd. (The)(a)	1,372,000	1,362,047
Hutchison Telecommunications Hong Kong Holdings Ltd.	10,712,000	1,788,291
Hysan Development Co. Ltd.	2,781,000	8,204,428
IGG Inc.	3,787,000	1,559,781
Johnson Electric Holdings Ltd.	1,624,750	1,844,941
K Wah International Holdings Ltd.	4,471,000	1,675,548
Kerry Logistics Network Ltd.	1,796,888	4,132,199
Kerry Properties Ltd.	2,516,500	6,804,952
Lifestyle International Holdings Ltd.(a)	1,606,000	772,186
LK Technology Holdings Ltd.(c)	2,445,000	3,031,286
Luk Fook Holdings International Ltd.	1,602,000	3,666,833
Man Wah Holdings Ltd.	7,920,000	7,412,535
MECOM Power and Construction Ltd.	3,360,000	1,438,372
Melco International Development Ltd.(a)	2,998,000	2,367,101
MGM China Holdings Ltd.(a)(c)	4,156,000	2,378,829
Nissin Foods Co. Ltd.(c)	1,586,000	1,042,708
NWS Holdings Ltd.	7,086,000	6,414,817
Pacific Basin Shipping Ltd.(c)	21,585,000	9,903,427
Pacific Textiles Holdings Ltd.	3,941,000	1,735,156

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
PAX Global Technology Ltd.	3,194,000	$2,753,349
PCCW Ltd.	18,990,000	10,759,024
Perfect Medical Health Management Ltd.	1,872,000	1,085,510
Prosperity REIT	9,628,000	3,300,538
Realord Group Holdings Ltd.(a)(c)	1,872,000	3,234,908
Sa Sa International Holdings Ltd.(a)	5,154,000	921,235
Shangri-La Asia Ltd.(a)	4,850,000	3,672,137
Shun Tak Holdings Ltd.(a)	6,420,000	1,300,558
SJM Holdings Ltd.(a)	8,928,000	3,750,323
SmarTone Telecommunications Holdings Ltd.	2,607,500	1,361,648
Stella International Holdings Ltd.	1,982,000	2,096,419
Sun Hung Kai & Co. Ltd.	1,806,000	858,466
SUNeVision Holdings Ltd.	2,913,000	2,420,032
Sunlight REIT	4,307,000	2,104,221
Texhong Textile Group Ltd.	1,215,500	1,461,728
United Laboratories International Holdings Ltd. (The)	4,552,000	2,230,815
Value Partners Group Ltd.(c)	4,549,000	1,721,549
Vesync Co. Ltd.(c)	1,218,000	878,362
Vitasoy International Holdings Ltd.	3,286,000	5,957,764
Viva China Holdings Ltd.	17,160,000	2,049,184
Vobile Group Ltd.(a)	5,338,000	2,699,372
VSTECS Holdings Ltd.	4,306,000	3,707,250
VTech Holdings Ltd.	739,000	5,227,611
Wynn Macau Ltd.(a)(c)	6,930,400	4,256,831
Xinyi Electric Storage Holdings Ltd.(a)	1	—
Yue Yuen Industrial Holdings Ltd.(a)	3,610,000	5,309,895
Zensun Enterprises Ltd.(c)	2,453,000	1,147,255
		226,694,778
Ireland — 0.8%
AIB Group PLC	3,618,108	7,859,020
Bank of Ireland Group PLC(a)	4,357,000	26,406,496
C&C Group PLC(a)(c)	1,775,290	4,634,356
Cairn Homes PLC(a)	3,306,517	3,987,165
Dalata Hotel Group PLC(a)	890,500	4,086,534
Glanbia PLC	890,460	10,690,269
Glenveagh Properties PLC(a)(d)	3,134,757	3,782,806
Grafton Group PLC	1,024,636	12,409,632
Greencore Group PLC(a)	2,296,095	3,308,760
Hibernia REIT PLC	2,959,706	5,064,440
Irish Residential Properties REIT PLC	2,042,568	3,128,781
Origin Enterprises PLC	616,634	2,741,439
Uniphar PLC(a)	1,011,136	4,181,457
		92,281,155
Israel — 3.4%
AFI Properties Ltd.	50,765	3,061,284
Airport City Ltd.(a)	339,725	7,563,193
Alony Hetz Properties & Investments Ltd.	656,480	10,744,136
Altshuler Shaham Financial, NVS	279,142	1,093,494
Amot Investments Ltd.	989,736	7,512,891
Arad Investment & Industrial Development Ltd.	14,707	1,974,998
Ashtrom Group Ltd.(c)	175,342	4,889,615
AudioCodes Ltd.	116,549	2,711,836
Azorim-Investment Development & Construction
Co. Ltd.	395,815	2,045,470
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	9,257,667	14,676,056
Big Shopping Centers Ltd.	46,697	7,056,795
Blue Square Real Estate Ltd.	22,178	1,981,473
Caesarstone Ltd.	127,609	1,254,397
Camtek Ltd./Israel(a)(c)	126,288	3,716,813
Security	Shares	Value

Israel (continued)
Cellcom Israel Ltd.(a)(c)	407,896	$2,366,201
Cellebrite DI Ltd.(a)(c)	164,040	877,614
Clal Insurance Enterprises Holdings Ltd.(a)	271,002	6,006,951
Cognyte Software Ltd.(a)	294,259	1,995,076
Compugen Ltd.(a)(c)	374,623	891,603
Danel Adir Yeoshua Ltd.	23,113	3,643,970
Delek Automotive Systems Ltd.	231,710	3,297,391
Delek Group Ltd.(a)	41,551	6,870,507
Delta-Galil Industries Ltd.(c)	40,472	2,697,180
Doral Group Renewable Energy Resources Ltd.(a)(c)	291,917	1,120,413
Elco Ltd.(c)	42,676	3,307,965
Electra Consumer Products 1970 Ltd.	50,336	2,841,655
Electra Ltd./Israel.	9,195	6,309,619
Electra Real Estate Ltd.(c)	100,341	1,682,319
Electreon Wireless Ltd.(a)(c)	21,785	667,161
Energix-Renewable Energies Ltd.	996,690	3,376,775
Enlight Renewable Energy Ltd.(a)	4,193,905	8,997,781
Equital Ltd.(a)(c)	128,731	5,250,535
Fattal Holdings 1998 Ltd.(a)(c)	27,722	3,998,430
FIBI Holdings Ltd.	77,419	3,638,347
First International Bank Of Israel Ltd. (The)(c)	241,583	10,144,676
Formula Systems 1985 Ltd.	38,615	3,736,634
Fox Wizel Ltd.	33,474	4,921,691
Gav-Yam Lands Corp. Ltd.	619,517	6,818,612
Gazit-Globe Ltd.(c)	303,216	2,842,563
Gilat Satellite Networks Ltd.(a)	139,226	1,017,958
Harel Insurance Investments & Financial
Services Ltd.(c)	520,665	6,381,730
Hilan Ltd.	62,942	3,658,459
IDI Insurance Co. Ltd.(c)	42,662	1,412,128
Isracard Ltd.	859,690	4,326,359
Israel Canada T.R Ltd.(c)	507,266	2,508,050
Israel Corp. Ltd. (The)(a)	17,224	9,677,607
Isras Investment Co. Ltd.	7,214	1,758,327
Ituran Location and Control Ltd.	73,601	1,651,606
M Yochananof & Sons Ltd.	22,544	1,346,417
Magic Software Enterprises Ltd.	117,385	2,020,610
Malam - Team Ltd.	36,107	1,034,199
Matrix IT Ltd.(c)	176,554	4,449,117
Maytronics Ltd.	195,626	3,473,497
Mega Or Holdings Ltd.	106,344	4,049,327
Mehadrin Ltd.(a)	—	1
Melisron Ltd.(a)	94,911	7,698,910
Menora Mivtachim Holdings Ltd.(a)(c)	160,390	4,003,716
Migdal Insurance & Financial Holdings Ltd.	1,621,990	2,736,705
Mivne Real Estate KD Ltd.(c)	2,683,427	10,054,244
Nano Dimension Ltd., ADR(a)(c)	1,142,505	3,244,714
Nano-X Imaging Ltd.(a)(c)	150,176	1,380,117
Naphtha Israel Petroleum Corp. Ltd.(a)(c)	345,081	2,742,009
Nayax Ltd.(a)	359,400	616,353
NEOGAMES SA(a)(c)	45,095	589,392
Nova Ltd.(a)	126,946	12,173,449
Oil Refineries Ltd.(a)	7,910,170	3,520,578
One Software Technologies Ltd.	172,168	2,836,544
OPC Energy Ltd.(a)(c)	404,335	4,447,448
Partner Communications Co. Ltd.(a)(c)	603,760	4,789,381
Paz Oil Co. Ltd.(a)	44,917	6,961,421
Perion Network Ltd.(a)(c)	174,906	3,739,681
Phoenix Holdings Ltd. (The)	700,764	8,815,922
Plus500 Ltd.	407,513	7,935,466

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
Prashkovsky Investments and Construction Ltd.	32,800	$1,287,514
Property & Building Corp. Ltd.(a)(c)	12,386	1,717,899
Radware Ltd.(a)(c)	187,918	5,432,709
Rami Levy Chain Stores Hashikma Marketing 2006
Ltd.(c)	39,796	3,016,972
Reit 1 Ltd.(c)	806,366	5,231,196
Retailors Ltd.(c)	53,277	1,294,488
Riskified Ltd.(a)(c)	96,617	505,307
Sapiens International Corp. NV(c)	130,128	3,041,347
Shapir Engineering and Industry Ltd.	629,555	5,890,239
Shikun & Binui Ltd.(a)	1,063,178	6,267,929
Shufersal Ltd.(c)	1,198,561	10,084,213
Sisram Medical Ltd.(d)	609,200	650,515
Strauss Group Ltd.(c)	231,376	6,184,934
Summit Real Estate Holdings Ltd.	161,660	3,797,821
Taboola.com Ltd.(a)	250,662	1,080,353
Tadiran Group Ltd.	14,111	2,285,531
Taro Pharmaceutical Industries Ltd.(a)	41,496	1,628,718
Tera Light Ltd.(a)	7,149	14,265
Tower Semiconductor Ltd.(a)	462,034	22,219,306
Tremor International Ltd.(a)(c)	486,215	2,917,132
UroGen Pharma Ltd.(a)(c)	93,513	660,202
YH Dimri Construction & Development Ltd.	34,669	3,112,993
ZIM Integrated Shipping Services Ltd.	187,938	10,454,991
		404,412,136
Italy — 2.8%
A2A SpA	7,104,135	12,137,822
ACEA SpA	190,616	3,269,801
Anima Holding SpA(d)	1,157,395	5,639,682
Arnoldo Mondadori Editore SpA(a)	490,976	1,005,667
Ascopiave SpA	373,804	1,381,480
Autogrill SpA(a)	878,706	6,525,180
Azimut Holding SpA	494,162	10,489,020
Banca Generali SpA	270,227	8,934,010
Banca IFIS SpA	105,144	1,909,341
Banca Mediolanum SpA	1,000,854	7,265,541
Banca Monte dei Paschi di Siena SpA(a)(c)	1,333,667	1,123,751
Banca Popolare di Sondrio SPA	2,042,281	8,110,797
Banco BPM SpA	6,187,619	19,495,309
BFF Bank SpA(d)	753,556	4,698,879
Biesse SpA(a)	63,507	990,759
Bio On SpA(b)(c)	19,879	—
BPER Banca	4,924,357	8,226,611
Brembo SpA	667,132	6,677,176
Brunello Cucinelli SpA(a)	150,588	7,707,637
Buzzi Unicem SpA	440,846	8,163,884
Carel Industries SpA(d)	153,870	3,702,369
CIR SpA-Compagnie Industriali(a)(c)	5,780,571	2,500,268
Credito Emiliano SpA	405,394	2,476,609
Danieli & C Officine Meccaniche SpA	36,368	774,245
Datalogic SpA	77,130	749,448
De' Longhi SpA	303,905	7,369,615
Digital Bros. SpA	21,712	551,515
Digital Value SpA(a)	15,390	1,325,744
doValue SpA(d)	265,930	2,261,142
El.En. SpA	200,530	2,794,905
Enav SpA(a)(d)	1,181,320	5,453,529
ERG SpA	268,406	9,248,129
Esprinet SpA	134,985	1,246,725
Falck Renewables SpA	543,194	5,062,832
Security	Shares	Value

Italy (continued)
Fila SpA	82,451	$820,083
Fincantieri SpA(a)(c)	2,127,104	1,297,474
Gruppo MutuiOnline SpA	115,589	3,539,618
GVS SpA(c)(d)	312,795	2,605,323
Hera SpA	3,659,344	13,647,860
Illimity Bank SpA(a)(c)	244,483	3,172,255
Immobiliare Grande Distribuzione SIIQ SpA(a)	224,983	1,066,626
Interpump Group SpA	316,413	12,792,493
Iren SpA	2,864,846	7,405,435
Italgas SpA	2,179,070	14,108,763
Italmobiliare SpA	62,584	1,982,715
Juventus Football Club SpA(a)(c)	4,507,984	1,463,153
Leonardo SpA(a)	1,823,256	18,763,835
Maire Tecnimont SpA(c)	681,404	1,995,965
MARR SpA	160,182	2,594,048
OVS SpA(a)(d)	962,446	1,836,209
Pharmanutra SpA	17,044	1,153,950
Piaggio & C SpA	769,789	1,919,520
Pirelli & C SpA(d)	1,579,190	7,826,473
RAI Way SpA(d)	442,231	2,600,065
Reply SpA	91,502	13,470,660
Saipem SpA(a)(c)	2,508,447	2,838,939
Salcef SpA	74,627	1,411,774
Salvatore Ferragamo SpA(a)	234,547	4,076,574
Sanlorenzo SpA/Ameglia	58,236	2,059,273
Saras SpA(a)	2,616,527	2,435,241
Seco SpA, NVS(a)(c)	140,965	864,619
Sesa SpA	35,182	5,086,189
Societa Cattolica Di Assicurazione SPA(a)	204,186	1,323,646
SOL SpA	160,371	2,818,174
Tamburi Investment Partners SpA	440,704	4,014,995
Technogym SpA(d)	583,257	4,402,382
Tinexta SpA	90,113	2,254,394
Tod's SpA(a)	44,852	1,772,775
Unipol Gruppo SpA	1,792,484	9,773,732
Webuild SpA(c)	1,743,899	2,964,927
Wiit SpA, NVS	45,419	1,213,358
Zignago Vetro SpA	78,961	968,265
		335,611,202
Japan — 26.7%
77 Bank Ltd. (The)	231,300	2,868,008
ABC-Mart Inc.	150,300	6,232,932
Activia Properties Inc.	3,153	10,075,470
Adastria Co. Ltd.	100,980	1,673,541
ADEKA Corp.	344,400	6,604,968
Advan Group Co. Ltd.	85,800	540,515
Advance Residence Investment Corp.	5,872	16,130,749
Aeon Delight Co. Ltd.	98,500	2,105,331
AEON Financial Service Co. Ltd.	478,700	4,400,878
Aeon Hokkaido Corp.	104,300	836,234
Aeon Mall Co. Ltd.	453,500	5,517,988
AEON REIT Investment Corp.	6,796	7,802,582
Ai Holdings Corp.	187,400	2,460,232
Aica Kogyo Co. Ltd.	242,300	5,608,795
Aichi Corp.	124,700	867,722
Aichi Steel Corp.	33,500	579,836
Aida Engineering Ltd.	335,000	2,481,844
Aiful Corp.	1,387,600	3,955,106
Ain Holdings Inc.	111,500	5,001,300
Air Water Inc.	808,700	10,733,793

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Airtrip Corp.(c)	54,800	$1,335,536
Alfresa Holdings Corp.	828,400	11,265,164
Alpen Co. Ltd.	64,900	983,758
Alpha Systems Inc.	25,500	753,837
Alps Alpine Co. Ltd.	939,800	8,319,690
Altech Corp.	41,400	619,074
Amada Co. Ltd.	1,522,200	11,819,826
Amano Corp.	245,900	4,733,865
AnGes Inc.(a)(c)	629,300	1,766,572
Anicom Holdings Inc.	333,000	1,570,799
Anritsu Corp.	626,000	7,871,644
AOKI Holdings Inc.	112,600	529,963
Aozora Bank Ltd.	525,200	10,514,783
Arata Corp.	50,900	1,406,370
Arcland Sakamoto Co. Ltd.	126,600	1,515,410
Arcland Service Holdings Co. Ltd.	75,500	1,304,733
Arcs Co. Ltd.	193,600	3,064,972
Argo Graphics Inc.	69,400	1,647,344
Ariake Japan Co. Ltd.	83,700	3,358,154
ARTERIA Networks Corp.	112,700	1,154,362
As One Corp.	135,200	7,178,168
Asahi Holdings Inc.	331,700	5,265,226
Asics Corp.	682,800	10,772,364
ASKUL Corp.	162,200	1,986,228
Atom Corp.(a)(c)	529,800	3,018,998
Autobacs Seven Co. Ltd.	302,100	3,180,817
Avex Inc.	153,200	1,646,857
Awa Bank Ltd. (The)	180,900	2,985,823
Axial Retailing Inc.	50,500	1,322,541
Bank of Kyoto Ltd. (The)	251,600	10,961,616
BASE Inc.(a)(c)	349,700	950,957
BayCurrent Consulting Inc.	59,000	19,344,164
Belc Co. Ltd.	41,000	1,746,082
Bell System24 Holdings Inc.	147,600	1,706,929
Belluna Co. Ltd.	232,900	1,308,234
Benesse Holdings Inc.	299,700	5,243,816
BeNext-Yumeshin Group Co.	246,131	2,834,378
Bengo4.com Inc.(a)(c)	38,000	977,860
Bic Camera Inc.	437,900	3,696,045
BIPROGY Inc.	320,100	8,087,316
BML Inc.	98,900	2,545,249
Broadleaf Co. Ltd.	414,100	1,170,072
Bunka Shutter Co. Ltd.	340,900	2,561,989
Bushiroad Inc.(a)	64,700	762,266
C.I. Takiron Corp.	177,700	757,139
Calbee Inc.	396,300	7,098,683
Canon Electronics Inc.	40,700	466,081
Canon Marketing Japan Inc.	204,000	4,439,010
Casio Computer Co. Ltd.	868,800	9,009,322
Cawachi Ltd.	59,100	931,399
CellSource Co. Ltd.(a)(c)	26,700	772,545
Central Glass Co. Ltd.	138,100	2,542,974
Change Inc.(c)	146,600	2,043,452
Chiyoda Corp.(a)	693,800	2,293,945
Chofu Seisakusho Co. Ltd.	37,300	549,169
Chudenko Corp.	80,800	1,298,755
Chugoku Bank Ltd. (The)	636,600	4,681,274
Chugoku Electric Power Co. Inc. (The)	1,304,400	8,591,452
Chugoku Marine Paints Ltd.	151,500	1,110,974
Citizen Watch Co. Ltd.	1,178,900	4,449,294
Security	Shares	Value

Japan (continued)
CKD Corp.	225,800	$2,924,044
Coca-Cola Bottlers Japan Holdings Inc.	544,500	6,104,089
COLOPL Inc.	266,400	1,312,983
Colowide Co. Ltd.	322,400	4,126,413
Comforia Residential REIT Inc.	2,735	6,815,135
COMSYS Holdings Corp.	510,700	10,603,247
Comture Corp.	102,100	2,205,294
CONEXIO Corp.	38,500	432,093
Cosmo Energy Holdings Co. Ltd.	339,600	8,437,149
CRE Logistics REIT Inc.	2,426	3,709,978
Create Restaurants Holdings Inc.	527,300	3,297,668
Create SD Holdings Co. Ltd.	118,800	2,717,327
Credit Saison Co. Ltd.	664,800	7,487,941
Curves Holdings Co. Ltd.	231,800	1,358,701
CYBERDYNE Inc.(a)(c)	483,500	1,205,115
Cybozu Inc.	108,200	1,069,250
Daicel Corp.	1,140,800	6,973,699
Dai-Dan Co. Ltd.	35,200	574,035
Daido Steel Co. Ltd.	117,700	3,357,373
Daihen Corp.	85,600	2,448,791
Daiho Corp.	52,300	1,790,404
Daiichi Jitsugyo Co. Ltd.	32,800	952,401
Daiichikosho Co. Ltd.	158,200	4,314,926
Daiken Corp.	43,200	698,453
Daiki Aluminium Industry Co. Ltd.	117,600	1,303,395
Daikokutenbussan Co. Ltd.	24,800	912,717
Daio Paper Corp.	379,000	4,519,324
Daiseki Co. Ltd.	192,960	6,940,034
Daishi Hokuetsu Financial Group Inc.	152,500	2,949,709
Daiwa Industries Ltd.	129,600	1,105,357
Daiwa Office Investment Corp.	1,454	8,231,471
Daiwa Securities Living Investments Corp.	8,126	7,151,632
Daiwabo Holdings Co. Ltd.	386,200	4,997,331
DCM Holdings Co. Ltd.	533,800	4,407,450
Demae-Can Co. Ltd.(a)(c)	221,700	912,434
DeNA Co. Ltd.(a)	381,400	5,528,040
Denka Co. Ltd.	353,600	9,479,309
Descente Ltd.	145,400	2,792,296
Dexerials Corp.	243,700	5,343,694
DIC Corp.	340,800	6,498,621
Digital Arts Inc.	51,500	2,877,296
Digital Garage Inc.	147,200	4,871,532
Dip Corp.	160,200	5,222,973
Direct Marketing MiX Inc.	80,200	984,464
DMG Mori Co. Ltd.	500,700	6,283,971
Doshisha Co. Ltd.	96,100	1,131,987
Doutor Nichires Holdings Co. Ltd.	113,600	1,305,614
Dowa Holdings Co. Ltd.	220,800	9,392,970
DTS Corp.	173,000	3,795,854
Duskin Co. Ltd.	209,000	4,458,315
DyDo Group Holdings Inc.	39,700	1,539,188
Eagle Industry Co. Ltd.	77,900	620,698
Earth Corp.	70,200	2,966,789
Ebara Corp.	428,000	19,656,904
EDION Corp.	346,700	3,119,946
eGuarantee Inc.	152,600	2,533,226
Eiken Chemical Co. Ltd.	143,300	1,897,905
Eizo Corp.	65,000	1,694,309
Elan Corp.	157,500	1,229,828
Elecom Co. Ltd.	202,300	2,425,839

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Electric Power Development Co. Ltd.	657,600	$9,010,963
EM Systems Co. Ltd.	182,900	1,300,328
en Japan Inc.	136,900	3,216,591
eRex Co. Ltd.	118,600	1,795,198
ES-Con Japan Ltd.	142,600	835,746
ESPEC Corp.	74,400	987,768
Euglena Co. Ltd.(a)(c)	446,200	2,952,149
Exedy Corp.	130,300	1,551,628
EXEO Group Inc.	459,800	7,654,668
Ezaki Glico Co. Ltd.	219,500	6,292,753
Fancl Corp.	350,100	6,701,970
FCC Co. Ltd.	153,400	1,532,296
Ferrotec Holdings Corp.	190,300	3,489,600
Financial Products Group Co. Ltd.	287,600	1,760,030
Food & Life Companies Ltd.	494,300	11,730,046
FP Corp.	209,300	4,733,794
Freee KK(a)	145,800	4,206,809
Frontier Real Estate Investment Corp.	2,166	8,392,262
Fuji Co. Ltd./Ehime	113,600	1,952,972
Fuji Corp./Aichi	306,000	5,105,468
Fuji Kyuko Co. Ltd.	98,200	3,107,477
Fuji Media Holdings Inc.	210,300	1,816,323
Fuji Oil Holdings Inc.	217,500	3,086,724
Fuji Seal International Inc.	203,200	2,698,699
Fuji Soft Inc.	105,100	5,601,543
Fujicco Co. Ltd.	43,200	675,051
Fujikura Ltd.	1,059,400	5,011,487
Fujimi Inc.	84,500	3,684,157
Fujimori Kogyo Co. Ltd.	60,800	1,676,977
Fujio Food Group Inc.	82,000	849,357
Fujitec Co. Ltd.	283,000	6,099,213
Fujitsu General Ltd.	269,300	4,786,560
Fujiya Co. Ltd.	33,400	617,236
Fukui Computer Holdings Inc.	38,400	958,505
Fukuoka Financial Group Inc.	757,100	13,833,190
Fukuoka REIT Corp.	2,817	3,523,115
Fukushima Galilei Co. Ltd.	44,100	1,277,271
Fukuyama Transporting Co. Ltd.	125,600	3,515,503
Fullcast Holdings Co. Ltd.	87,200	1,668,403
Funai Soken Holdings Inc.	171,260	2,872,065
Furukawa Co. Ltd.	178,600	1,743,569
Furukawa Electric Co. Ltd.	302,200	4,907,449
Fuso Chemical Co. Ltd.	73,100	2,151,591
Future Corp.	186,600	2,734,074
Fuyo General Lease Co. Ltd.	76,700	4,149,843
G-7 Holdings Inc.	90,100	1,131,463
Gakken Holdings Co. Ltd.	131,100	891,676
Genky DrugStores Co. Ltd.	37,100	1,040,828
Geo Holdings Corp.	143,600	1,392,467
giftee Inc.(a)(c)	55,900	440,236
Giken Ltd.	76,800	2,107,410
Global One Real Estate Investment Corp.	4,644	3,980,814
GLOBERIDE Inc.	67,200	1,355,960
Glory Ltd.	222,300	3,575,688
GMO Financial Gate Inc.	6,000	588,523
GMO Financial Holdings Inc.	174,600	1,083,052
GMO GlobalSign Holdings KK(c)	23,400	986,505
GMO internet Inc.	300,100	5,997,551
GNI Group Ltd.(a)(c)	197,697	1,734,406
Goldcrest Co. Ltd.	74,100	963,748
Security	Shares	Value

Japan (continued)
Goldwin Inc.	107,200	$5,376,887
Gree Inc.(c)	496,100	3,779,923
GS Yuasa Corp.	297,300	5,155,287
G-Tekt Corp.	54,500	524,571
GungHo Online Entertainment Inc.(c)	214,430	4,374,876
Gunma Bank Ltd. (The)	1,498,000	4,306,068
Gunze Ltd.	73,300	2,110,167
H.U. Group Holdings Inc.	240,700	5,363,390
H2O Retailing Corp.	384,000	2,511,852
Hachijuni Bank Ltd. (The)	1,572,900	5,187,013
Halows Co. Ltd.	28,500	681,121
Hamakyorex Co. Ltd.	38,200	856,608
Hankyu Hanshin REIT Inc.	2,702	3,070,594
Hanwa Co. Ltd.	156,900	3,835,196
Harmonic Drive Systems Inc.	217,700	5,505,930
Haseko Corp.	1,131,900	12,402,261
Hazama Ando Corp.	722,900	5,022,604
HEALIOS K.K.(a)(c)	97,700	555,645
Heiwa Corp.	244,500	3,676,203
Heiwa Real Estate Co. Ltd.	145,700	4,596,149
Heiwa Real Estate REIT Inc.	3,917	4,486,978
Heiwado Co. Ltd.	124,400	1,876,714
Hennge KK(a)(c)	68,800	539,830
Hiday Hidaka Corp.	113,400	1,622,654
Hioki E.E. Corp.	43,200	2,591,313
Hirata Corp.	40,100	1,473,445
Hirogin Holdings Inc.	1,224,900	6,035,280
HIS Co. Ltd.(a)(c)	195,300	3,329,888
Hisamitsu Pharmaceutical Co. Inc.	229,300	6,282,067
Hitachi Transport System Ltd.	188,100	12,346,793
Hitachi Zosen Corp.	715,700	3,862,085
Hogy Medical Co. Ltd.	107,500	2,684,597
Hokkaido Electric Power Co. Inc.	738,800	2,742,495
Hokkoku Financial Holdings Inc.	93,200	2,688,587
Hokuetsu Corp.	539,400	2,763,359
Hokuhoku Financial Group Inc.	523,900	3,545,163
Hokuriku Electric Power Co.	741,600	2,941,899
Hokuto Corp.	88,700	1,393,201
Horiba Ltd.	150,100	7,302,864
Hoshino Resorts REIT Inc.	987	5,091,581
Hosiden Corp.	242,500	2,312,508
Hosokawa Micron Corp.	48,600	921,360
House Foods Group Inc.	276,200	6,464,277
Hulic Reit Inc.	5,810	7,217,390
Hyakugo Bank Ltd. (The)	1,330,300	3,520,700
Ichibanya Co. Ltd.	65,400	2,430,041
Ichigo Inc.	1,082,500	2,427,531
Ichigo Office REIT Investment Corp.	5,490	3,524,105
Ichikoh Industries Ltd.	126,100	364,493
Idec Corp./Japan	123,800	2,185,207
IDOM Inc.	250,600	1,255,678
IHI Corp.	590,900	13,398,519
Iino Kaiun Kaisha Ltd.	529,100	2,995,592
Inaba Denki Sangyo Co. Ltd.	204,000	4,000,934
Inabata & Co. Ltd.	200,500	3,280,918
Inageya Co. Ltd.	99,000	1,027,151
Industrial & Infrastructure Fund Investment Corp.	8,348	11,978,417
Infocom Corp.	107,400	1,830,709
Infomart Corp.	870,500	4,335,396
Information Services International-Dentsu Ltd.	102,400	2,940,743

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
INFRONEER Holdings Inc.	986,028	$7,182,277
Insource Co. Ltd.	100,500	1,711,654
Internet Initiative Japan Inc.	231,000	7,209,802
Invincible Investment Corp.	27,374	8,926,027
IR Japan Holdings Ltd.	44,000	1,393,444
Iriso Electronics Co. Ltd.	91,800	2,145,096
Isetan Mitsukoshi Holdings Ltd.	1,483,900	11,012,874
Itochu Advance Logistics Investment Corp.	2,434	3,006,796
Itochu Enex Co. Ltd.	196,400	1,626,043
Itochu-Shokuhin Co. Ltd.	23,200	885,829
Itoham Yonekyu Holdings Inc.	666,200	3,353,014
Iwatani Corp.	210,600	8,379,095
Iyo Bank Ltd. (The)	1,006,200	4,878,958
Izumi Co. Ltd.	145,400	3,160,070
J Front Retailing Co. Ltd.	1,068,400	8,006,190
JAC Recruitment Co. Ltd.	76,700	1,079,522
Jaccs Co. Ltd.	107,900	2,728,559
JAFCO Group Co. Ltd.	359,500	4,334,188
Japan Airport Terminal Co. Ltd.(a)	270,900	11,225,150
Japan Aviation Electronics Industry Ltd.	211,000	2,950,435
Japan Display Inc.(a)	2,747,700	1,413,847
Japan Elevator Service Holdings Co. Ltd.	254,700	3,328,639
Japan Excellent Inc.	5,440	5,337,637
Japan Hotel REIT Investment Corp.	19,981	10,148,078
Japan Lifeline Co. Ltd.	261,500	2,179,681
Japan Logistics Fund Inc.	3,603	8,793,140
Japan Material Co. Ltd.	280,700	4,240,878
Japan Medical Dynamic Marketing Inc.	81,700	995,301
Japan Petroleum Exploration Co. Ltd.	150,100	2,992,091
Japan Prime Realty Investment Corp.	3,618	10,976,134
Japan Pulp & Paper Co. Ltd.	45,100	1,320,912
Japan Securities Finance Co. Ltd.	399,900	2,888,602
Japan Steel Works Ltd. (The)	266,700	7,506,159
Japan Wool Textile Co. Ltd. (The)	134,700	1,006,843
JCR Pharmaceuticals Co. Ltd.	291,800	5,423,054
JCU Corp.	84,700	2,157,324
JDC Corp.	168,700	693,374
Jeol Ltd.	171,700	7,710,798
JGC Holdings Corp.	989,100	11,192,844
JIG-SAW Inc.(a)(c)	23,000	958,016
JINS Holdings Inc.	59,900	1,974,205
JM Holdings Co. Ltd.	57,100	714,545
JMDC Inc.(a)	114,300	5,511,936
J-Oil Mills Inc.	34,100	416,853
Joshin Denki Co. Ltd.	57,700	889,870
Joyful Honda Co. Ltd.	248,800	2,983,895
JSP Corp.	23,100	266,974
JTEKT Corp.	916,400	6,389,065
JTOWER Inc.(a)(c)	44,100	2,072,415
Juroku Financial Group Inc.	174,700	2,934,476
Justsystems Corp.	145,700	6,332,614
Kadokawa Corp.	412,034	10,328,854
Kaga Electronics Co. Ltd.	65,700	1,548,019
Kagome Co. Ltd.	340,200	8,513,859
Kaken Pharmaceutical Co. Ltd.	133,900	4,057,454
Kameda Seika Co. Ltd.	52,400	1,705,538
Kamigumi Co. Ltd.	458,400	7,783,126
Kanamoto Co. Ltd.	132,800	1,984,483
Kandenko Co. Ltd.	444,100	2,816,303
Kaneka Corp.	211,400	5,656,546
Security	Shares	Value

Japan (continued)
Kanematsu Corp.	339,900	$3,512,908
Kanematsu Electronics Ltd.	30,900	923,313
Kanto Denka Kogyo Co. Ltd.	161,900	1,221,406
Kappa Create Co. Ltd.(a)(c)	122,000	1,258,458
Katakura Industries Co. Ltd.(c)	89,600	1,739,569
Katitas Co. Ltd.	226,800	5,290,529
Kato Sangyo Co. Ltd.	73,100	1,896,808
Kawasaki Heavy Industries Ltd.	640,200	11,384,546
Kawasaki Kisen Kaisha Ltd.	212,600	11,115,166
KeePer Technical Laboratory Co. Ltd.	64,900	1,310,726
Keihan Holdings Co. Ltd.	428,100	9,131,275
Keihanshin Building Co. Ltd.	125,800	1,309,239
Keikyu Corp.	972,900	9,799,536
Keiyo Bank Ltd. (The)	731,800	2,788,784
Keiyo Co. Ltd.	118,000	832,815
Kenedix Office Investment Corp.	1,886	9,857,567
Kenedix Residential Next Investment Corp.	4,214	6,778,820
Kenedix Retail REIT Corp.	2,557	5,383,094
Kewpie Corp.	441,000	7,427,210
KFC Holdings Japan Ltd.	70,600	1,546,995
KH Neochem Co. Ltd.	149,400	2,826,234
Kinden Corp.	582,500	6,902,350
Kintetsu Department Store Co. Ltd.(a)(c)	29,700	587,019
Kintetsu World Express Inc.	158,100	3,766,337
Kisoji Co. Ltd.(c)	92,900	1,478,142
Kissei Pharmaceutical Co. Ltd.	93,100	1,842,281
Ki-Star Real Estate Co. Ltd.	41,600	1,715,934
Kitanotatsujin Corp.	331,000	435,572
Kitz Corp.	261,700	1,330,304
Kiyo Bank Ltd. (The)	253,900	2,784,972
Koa Corp.	142,900	1,665,556
Kobe Steel Ltd.	1,487,200	6,447,522
Kohnan Shoji Co. Ltd.	109,100	3,159,561
Kokuyo Co. Ltd.	377,800	4,920,531
KOMEDA Holdings Co. Ltd.	220,300	3,795,098
Komeri Co. Ltd.	135,900	2,870,636
Konica Minolta Inc.	2,005,000	6,978,038
Konishi Co. Ltd.	189,900	2,229,298
Konoike Transport Co. Ltd.	82,500	732,273
Koshidaka Holdings Co. Ltd.	188,900	1,127,327
Kotobuki Spirits Co. Ltd.	82,600	4,347,824
K's Holdings Corp.	747,840	7,405,945
Kumagai Gumi Co. Ltd.	165,000	3,443,362
Kumiai Chemical Industry Co. Ltd.	344,400	2,329,921
Kura Sushi Inc.(c)	93,200	2,307,964
Kuraray Co. Ltd.	1,333,900	10,668,178
Kureha Corp.	68,100	5,116,390
Kusuri no Aoki Holdings Co. Ltd.	69,000	3,056,985
KYB Corp.	77,600	1,756,474
Kyoei Steel Ltd.	85,500	877,227
Kyokuto Kaihatsu Kogyo Co. Ltd.	90,300	910,390
KYORIN Holdings Inc.	183,000	2,661,255
Kyoritsu Maintenance Co. Ltd.	131,600	4,792,252
Kyudenko Corp.	190,300	4,315,597
Kyushu Electric Power Co. Inc.	1,798,200	11,286,213
Kyushu Financial Group Inc.	1,552,900	4,765,616
Kyushu Railway Co.	596,100	11,684,005
LaSalle Logiport REIT	7,947	10,751,513
Leopalace21 Corp.(a)	788,000	1,185,310
Life Corp.	66,100	1,507,865

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
LIFENET INSURANCE CO.(a)	219,600	$888,977
Link And Motivation Inc.	180,200	633,997
Lintec Corp.	190,200	3,542,972
LITALICO Inc.	84,900	1,751,404
M&A Capital Partners Co. Ltd.(a)	64,500	2,003,419
Mabuchi Motor Co. Ltd.	213,300	5,696,920
Macnica Fuji Electronics Holdings Inc.	210,350	4,361,161
Maeda Kosen Co. Ltd.	97,800	2,236,036
Makino Milling Machine Co. Ltd.	106,100	3,269,298
Makuake Inc.(a)(c)	31,300	408,528
Mandom Corp.	165,400	1,644,527
Mani Inc.	331,100	3,781,169
Maruha Nichiro Corp.	178,100	3,277,761
Marui Group Co. Ltd.	796,700	13,717,164
Maruichi Steel Tube Ltd.	247,900	5,290,768
Maruwa Co. Ltd./Aichi	41,800	4,873,711
Maruwa Unyu Kikan Co. Ltd.	172,100	2,009,269
Maruzen Showa Unyu Co. Ltd.	35,500	866,541
Matsuda Sangyo Co. Ltd.	52,700	925,392
Matsui Securities Co. Ltd.	528,500	3,268,677
MatsukiyoCocokara & Co.	480,240	15,874,494
Matsuya Co. Ltd.(a)	167,600	919,360
Matsuyafoods Holdings Co. Ltd.	38,400	1,121,055
Max Co. Ltd.	104,200	1,271,129
Maxell Ltd.	227,500	2,028,554
Maxvalu Tokai Co. Ltd.	43,100	860,535
MCJ Co. Ltd.	303,400	1,984,467
Mebuki Financial Group Inc.	4,351,200	8,761,108
Media Do Co. Ltd.	38,100	502,806
Medical Data Vision Co. Ltd.	126,400	945,760
Medley Inc.(a)(c)	92,800	1,714,000
MedPeer Inc.(a)(c)	58,100	1,329,928
Megachips Corp.(a)	71,800	1,839,441
Megmilk Snow Brand Co. Ltd.	209,900	3,128,735
Meidensha Corp.	153,200	2,774,327
Meiko Electronics Co. Ltd.	90,000	2,380,116
Meitec Corp.	111,600	5,923,718
Melco Holdings Inc.	24,000	732,657
Menicon Co. Ltd.	251,200	5,365,483
METAWATER Co. Ltd.	109,000	1,802,113
Micronics Japan Co. Ltd.	145,500	1,702,810
Midac Holdings Co. Ltd.	38,300	617,525
Mie Kotsu Group Holdings Inc.	71,800	253,912
Milbon Co. Ltd.	112,200	4,697,915
Mimasu Semiconductor Industry Co. Ltd.	79,500	1,424,334
Mirai Corp.	7,236	2,810,706
Mirait Holdings Corp.	416,600	5,838,075
Miroku Jyoho Service Co. Ltd.	73,300	744,323
Mitani Sekisan Co. Ltd.	51,300	2,044,546
Mitsubishi Estate Logistics REIT Investment Corp.	1,826	6,551,180
Mitsubishi Logisnext Co. Ltd.	121,400	712,324
Mitsubishi Logistics Corp.	234,100	5,395,428
Mitsubishi Materials Corp.	498,600	7,799,717
Mitsubishi Motors Corp.(a)	3,054,100	7,638,331
Mitsubishi Pencil Co. Ltd.	126,100	1,224,177
Mitsubishi Research Institute Inc.	33,700	1,014,621
Mitsubishi Shokuhin Co. Ltd.	48,400	1,199,638
Mitsuboshi Belting Ltd.	61,400	940,501
Mitsui DM Sugar Holdings Co. Ltd.	25,200	374,791
Mitsui Fudosan Logistics Park Inc.	2,352	10,084,017
Security	Shares	Value

Japan (continued)
Mitsui High-Tec Inc.	88,600	$7,653,761
Mitsui Mining & Smelting Co. Ltd.	253,800	6,417,496
Mitsui-Soko Holdings Co. Ltd.	75,600	1,405,433
Mitsuuroko Group Holdings Co. Ltd.(c)	118,300	914,965
Mixi Inc.	188,900	3,249,549
Mizuho Leasing Co. Ltd.	124,000	2,874,407
Mizuno Corp.	151,000	2,484,937
Mochida Pharmaceutical Co. Ltd.	91,700	2,612,001
Modec Inc.	87,500	820,413
Monex Group Inc.	689,770	3,145,867
Money Forward Inc.(a)	192,600	6,548,715
Monogatari Corp. (The)	46,900	1,955,735
Mori Hills REIT Investment Corp.	6,775	7,683,785
Mori Trust Hotel Reit Inc.	1,197	1,187,690
Mori Trust Sogo REIT Inc.	4,485	4,883,573
Morinaga & Co. Ltd./Japan.	173,200	5,370,704
Morinaga Milk Industry Co. Ltd.	165,800	6,677,054
Morita Holdings Corp.	82,100	787,958
MOS Food Services Inc.	141,900	3,251,509
Musashi Seimitsu Industry Co. Ltd.	200,100	2,033,527
Musashino Bank Ltd. (The)	170,700	2,334,879
Nabtesco Corp.	491,500	11,209,931
Nachi-Fujikoshi Corp.	68,300	1,986,408
Nafco Co. Ltd.	71,800	928,003
Nagaileben Co. Ltd.	60,500	900,821
Nagase & Co. Ltd.	473,300	6,782,402
Nagawa Co. Ltd.	35,100	2,474,049
Nagoya Railroad Co. Ltd.	839,800	13,488,149
Nakanishi Inc.	325,600	5,321,931
Nankai Electric Railway Co. Ltd.	451,300	8,056,982
Nanto Bank Ltd. (The)	147,500	2,307,709
NEC Networks & System Integration Corp.	304,500	4,323,666
NET One Systems Co. Ltd.	386,800	9,230,131
Nextage Co. Ltd.	198,500	3,033,764
NGK Spark Plug Co. Ltd.	696,900	10,694,083
NH Foods Ltd.	369,600	11,672,126
NHK Spring Co. Ltd.	858,400	5,544,345
Nichias Corp.	255,200	4,583,248
Nichicon Corp.	218,800	1,981,210
Nichiden Corp.	23,000	383,224
Nichiha Corp.	113,900	2,059,270
Nichi-Iko Pharmaceutical Co. Ltd.(a)	225,700	1,357,139
Nichirei Corp.	480,300	8,818,541
Nifco Inc./Japan	359,600	7,592,534
Nihon Chouzai Co. Ltd.	31,800	309,371
Nihon Kohden Corp.	354,300	8,505,362
Nihon Parkerizing Co. Ltd.	510,300	3,609,426
Nikkiso Co. Ltd.	225,500	1,405,489
Nikkon Holdings Co. Ltd.	288,600	4,371,147
Nikon Corp.	1,355,800	15,234,879
Nippn Corp., New	191,500	2,490,741
Nippon Accommodations Fund Inc.	2,027	9,980,759
Nippon Carbon Co. Ltd.	43,400	1,394,294
Nippon Ceramic Co. Ltd.	91,200	1,665,045
Nippon Densetsu Kogyo Co. Ltd.	111,500	1,386,240
Nippon Electric Glass Co. Ltd.	355,600	7,158,381
Nippon Gas Co. Ltd.	478,400	6,788,662
Nippon Kanzai Co. Ltd.	81,800	1,757,708
Nippon Kayaku Co. Ltd.	610,400	5,319,834
Nippon Koei Co. Ltd.	38,400	857,138

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nippon Light Metal Holdings Co. Ltd.	252,490	$3,235,019
Nippon Paper Industries Co. Ltd.	447,200	3,552,046
Nippon Parking Development Co. Ltd.	1,730,100	2,046,491
NIPPON REIT Investment Corp.	2,007	5,752,853
Nippon Road Co. Ltd. (The)	17,600	981,124
Nippon Seiki Co. Ltd.	202,900	1,468,806
Nippon Sheet Glass Co. Ltd.(a)	399,000	1,206,685
Nippon Shokubai Co. Ltd.	117,300	4,719,135
Nippon Signal Company Ltd.	186,800	1,296,776
Nippon Soda Co. Ltd.	87,800	2,322,022
Nippon Steel Trading Corp.	71,500	2,909,871
Nippon Suisan Kaisha Ltd.	1,256,300	5,546,957
Nippon Television Holdings Inc.	221,400	2,125,043
Nipro Corp.	614,500	4,842,029
Nishimatsu Construction Co. Ltd.	148,000	4,357,319
Nishimatsuya Chain Co. Ltd.	179,900	2,207,947
Nishi-Nippon Financial Holdings Inc.	530,100	3,186,097
Nishi-Nippon Railroad Co. Ltd.	266,900	5,339,282
Nishio Rent All Co. Ltd.	106,300	2,294,272
Nissan Shatai Co. Ltd.	355,400	1,549,948
Nissei ASB Machine Co. Ltd.	37,700	859,666
Nissha Co. Ltd.	177,300	1,871,295
Nisshin Oillio Group Ltd. (The)	145,500	3,292,849
Nisshinbo Holdings Inc.	634,400	4,746,617
Nissin Electric Co. Ltd.	242,500	2,585,707
Nitta Corp.	64,900	1,377,872
Nittetsu Mining Co. Ltd.	19,100	950,695
Nitto Boseki Co. Ltd.	105,900	2,053,536
Nitto Kogyo Corp.	147,500	1,736,695
Nittoku Co. Ltd.	63,500	948,075
Noevir Holdings Co. Ltd.	75,800	2,972,047
NOF Corp.	304,000	11,410,478
Nohmi Bosai Ltd.	86,900	1,279,796
Nojima Corp.	145,700	2,930,382
NOK Corp.	381,700	3,247,607
Nomura Co. Ltd.	370,200	2,545,669
Noritake Co. Ltd./Nagoya Japan.	33,800	1,073,377
Noritsu Koki Co. Ltd.	83,700	1,387,961
Noritz Corp.	110,700	1,281,968
North Pacific Bank Ltd.	1,380,900	2,618,392
NS Solutions Corp.	145,600	4,343,745
NS United Kaiun Kaisha Ltd.	48,200	1,324,674
NSD Co. Ltd.	313,180	5,559,368
NSK Ltd.	1,718,500	9,509,719
NTN Corp.(a)	1,757,500	2,807,321
NTT UD REIT Investment Corp.	5,932	6,852,004
Obara Group Inc.	59,000	1,320,415
OBIC Business Consultants Co. Ltd.	140,800	5,060,609
Ogaki Kyoritsu Bank Ltd. (The)	184,500	2,704,078
Ohsho Food Service Corp.	41,200	1,934,569
Oiles Corp.	41,300	474,520
Oisix ra daichi Inc.(a)	113,100	2,324,192
Okamoto Industries Inc.	33,100	974,574
Okamura Corp.	239,800	2,203,750
Okasan Securities Group Inc.	746,600	1,998,918
Oki Electric Industry Co. Ltd.	360,900	2,337,827
Okinawa Cellular Telephone Co.	58,100	2,235,764
Okinawa Electric Power Co. Inc. (The)	219,077	2,180,779
Okinawa Financial Group Inc.	76,600	1,311,316
OKUMA Corp.	108,500	3,877,943
Security	Shares	Value

Japan (continued)
Okumura Corp.	141,900	$3,349,810
One REIT Inc.	953	2,023,004
Onward Holdings Co. Ltd.	443,300	827,919
Open Door Inc.(a)(c)	48,700	703,602
Optex Group Co. Ltd.	152,200	2,002,398
Optim Corp.(a)	79,600	527,216
Optorun Co. Ltd.	128,500	1,906,931
Organo Corp.	30,200	2,072,185
Orient Corp.	2,262,500	2,171,749
Oro Co. Ltd.	31,900	497,550
Osaka Organic Chemical Industry Ltd.	62,100	1,339,151
Osaka Soda Co. Ltd.	57,200	1,405,303
OSG Corp.	380,000	4,773,743
Outsourcing Inc.	506,600	5,024,208
Pacific Industrial Co. Ltd.	137,500	1,066,081
Pack Corp. (The)	37,000	677,174
PAL GROUP Holdings Co. Ltd.	87,200	973,161
Paltac Corp.	126,300	4,603,382
Paramount Bed Holdings Co. Ltd.	160,800	2,678,115
Park24 Co. Ltd.(a)	487,300	6,939,398
Pasona Group Inc.	100,200	1,588,747
Penta-Ocean Construction Co. Ltd.	1,213,600	5,938,126
PeptiDream Inc.(a)	438,400	7,070,894
Pharma Foods International Co. Ltd.(c)	103,900	1,362,282
Pigeon Corp.	519,300	8,856,672
Pilot Corp.	130,400	5,298,010
Piolax Inc.	78,700	918,153
PKSHA Technology Inc.(a)	73,300	1,045,114
Plaid Inc.(a)(c)	75,500	676,263
Plenus Co. Ltd.	105,400	1,548,213
Plus Alpha Consulting Co. Ltd.(c)	55,800	988,473
Premier Anti-Aging Co. Ltd.(a)(c)	14,700	422,738
Pressance Corp.	97,800	1,174,064
Prestige International Inc.	434,000	2,085,597
Prima Meat Packers Ltd.	123,200	2,020,250
Proto Corp.	160,500	1,260,743
Qol Holdings Co. Ltd.	150,000	1,262,581
Raito Kogyo Co. Ltd.	239,300	3,572,904
Raiznext Corp.	218,500	1,811,569
Raksul Inc.(a)(c)	105,800	2,186,118
Rakus Co. Ltd.	319,100	3,910,808
Relia Inc.	197,800	1,626,048
Relo Group Inc.	509,900	7,283,707
Rengo Co. Ltd.	797,900	4,724,010
RENOVA Inc.(a)(c)	162,800	2,005,836
Resorttrust Inc.	356,300	5,994,225
Restar Holdings Corp.	77,800	1,201,516
Retail Partners Co. Ltd.	92,100	802,358
Ricoh Leasing Co. Ltd.	72,500	1,899,003
Riken Keiki Co. Ltd.	57,500	1,809,887
Riken Vitamin Co. Ltd.	68,400	899,151
Ringer Hut Co. Ltd.	167,100	2,890,441
Riso Kagaku Corp.	94,600	1,776,290
Riso Kyoiku Co. Ltd.	503,000	1,493,427
Rohto Pharmaceutical Co. Ltd.	422,900	11,293,353
Roland Corp.	54,400	1,877,338
Rorze Corp.	48,300	4,219,438
Round One Corp.	248,300	2,763,644
Royal Holdings Co. Ltd.	121,500	1,945,871
RS Technologies Co. Ltd.	35,400	1,630,063

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Ryosan Co. Ltd.	116,200	$2,067,229
Ryoyo Electro Corp.(c)	64,600	1,013,604
S Foods Inc.	90,800	2,112,446
Saibu Gas Holdings Co. Ltd.	90,600	1,487,011
Saizeriya Co. Ltd.	134,500	2,466,696
Sakai Moving Service Co. Ltd.	40,300	1,375,183
Sakata INX Corp.	110,600	836,396
Sakata Seed Corp.	144,300	4,858,827
SAMTY Co. Ltd.	153,400	2,477,600
Samty Residential Investment Corp.	1,311	1,324,849
San-A Co. Ltd.	74,000	2,323,035
San-Ai Obbli Co. Ltd.	241,600	1,773,599
SanBio Co. Ltd.(a)(c)	143,800	1,223,167
Sangetsu Corp.	242,600	2,906,361
San-in Godo Bank Ltd. (The)	661,000	3,281,709
Sanken Electric Co. Ltd.	101,900	3,763,304
Sanki Engineering Co. Ltd.	248,500	2,814,910
Sankyo Co. Ltd.	208,500	5,999,585
Sankyu Inc.	238,500	7,271,631
Sanrio Co. Ltd.	219,000	4,593,734
Sansan Inc.(a)(c)	281,500	2,685,700
Sanwa Holdings Corp.	817,100	7,443,989
Sanyo Chemical Industries Ltd.	52,800	2,019,104
Sanyo Denki Co. Ltd.	38,300	1,645,120
Sanyo Special Steel Co. Ltd.	110,300	1,687,415
Sapporo Holdings Ltd.	270,700	5,634,372
Sato Holdings Corp.	112,100	1,541,390
Sawai Group Holdings Co. Ltd.	171,700	5,759,618
SB Technology Corp.	41,900	721,746
SBS Holdings Inc.	82,100	1,905,099
SCREEN Holdings Co. Ltd.	170,300	13,918,486
Sega Sammy Holdings Inc.	774,600	13,725,616
Seibu Holdings Inc.	1,013,100	10,065,204
Seikagaku Corp.	259,200	1,683,110
Seiko Holdings Corp.	117,500	2,011,704
Seino Holdings Co. Ltd.	544,900	4,451,266
Seiren Co. Ltd.	191,000	3,027,232
Sekisui House Reit Inc.	18,767	10,981,537
Sekisui Jushi Corp.	77,000	1,052,851
Senko Group Holdings Co. Ltd.	483,600	3,270,535
Septeni Holdings Co. Ltd.	347,200	1,757,537
Seria Co. Ltd.	214,400	4,192,785
Seven Bank Ltd.	2,509,700	4,691,419
Shibaura Machine Co. Ltd.	92,900	2,219,105
Shibuya Corp.	82,800	1,491,336
SHIFT Inc.(a)	51,300	9,721,342
Shiga Bank Ltd. (The)	196,900	3,702,611
Shikoku Chemicals Corp.	89,200	889,232
Shikoku Electric Power Co. Inc.	702,100	4,036,734
Shima Seiki Manufacturing Ltd.	118,300	1,687,844
Shimamura Co. Ltd.	100,000	8,868,838
Shin Nippon Air Technologies Co. Ltd.	37,500	518,224
Shin-Etsu Polymer Co. Ltd.	189,200	1,488,152
Shinko Electric Industries Co. Ltd.	301,200	12,983,262
Shinmaywa Industries Ltd.	234,500	1,644,857
Shinnihon Corp.	14,900	81,784
Shinsei Bank Ltd.(a)	287,500	5,041,578
Ship Healthcare Holdings Inc.	345,900	5,777,890
Shizuoka Gas Co. Ltd.	188,300	1,349,766
SHO-BOND Holdings Co. Ltd.	182,700	7,678,878
Security	Shares	Value

Japan (continued)
Shochiku Co. Ltd.(a)	43,900	$4,480,465
Shoei Co. Ltd.	102,400	3,798,970
Shoei Foods Corp.(c)	38,300	1,150,307
Showa Denko KK.	788,500	15,342,915
Showa Sangyo Co. Ltd.	42,700	863,784
Siix Corp.	129,500	989,225
Sinko Industries Ltd.	66,500	835,822
SKY Perfect JSAT Holdings Inc.	665,800	2,156,799
Skylark Holdings Co. Ltd.	1,031,500	12,239,454
SMS Co. Ltd.	313,100	7,348,049
Snow Peak Inc.(c)	123,500	2,263,851
Sodick Co. Ltd.	209,300	1,171,121
Sojitz Corp.	1,055,720	16,097,977
Solasto Corp.	231,200	1,598,888
Sosei Group Corp.(a)	328,300	3,205,920
SOSiLA Logistics REIT Inc.	2,736	3,325,728
Sotetsu Holdings Inc.	326,900	5,604,074
SPARX Group Co. Ltd.	737,200	1,453,745
S-Pool Inc.	282,600	2,823,914
SRE Holdings Corp.(a)(c)	44,600	920,060
Star Asia Investment Corp.	6,594	3,018,175
Star Micronics Co. Ltd.	190,300	2,133,171
Starts Corp. Inc.	130,300	2,415,016
Starts Proceed Investment Corp.	1,001	1,793,289
Strike Co. Ltd.	39,800	1,212,013
Sugi Holdings Co. Ltd.	156,400	6,703,376
Sumitomo Bakelite Co. Ltd.	158,300	5,194,000
Sumitomo Densetsu Co. Ltd.	76,400	1,307,390
Sumitomo Forestry Co. Ltd.	635,600	9,723,942
Sumitomo Heavy Industries Ltd.	493,100	10,434,676
Sumitomo Mitsui Construction Co. Ltd.	695,880	2,257,813
Sumitomo Osaka Cement Co. Ltd.	149,600	4,183,189
Sumitomo Riko Co. Ltd.	130,400	557,377
Sumitomo Rubber Industries Ltd.	751,100	6,510,372
Sumitomo Warehouse Co. Ltd. (The)	342,600	5,749,388
Sun Corp.	61,900	734,148
Sun Frontier Fudousan Co. Ltd.	122,200	1,021,129
Sundrug Co. Ltd.	322,300	7,503,821
Suruga Bank Ltd.	711,800	2,233,155
Suzuken Co. Ltd.	300,300	8,864,027
Systena Corp.	1,172,800	3,686,413
T. Hasegawa Co. Ltd.	125,900	2,451,808
Tadano Ltd.	448,400	3,185,336
Taihei Dengyo Kaisha Ltd.	51,000	1,059,467
Taiheiyo Cement Corp.	488,900	7,910,192
Taikisha Ltd.	101,100	2,494,694
Taiyo Holdings Co. Ltd.	154,200	3,678,775
Taiyo Yuden Co. Ltd.	530,000	20,822,349
Takamatsu Construction Group Co. Ltd.	25,800	429,720
Takara Bio Inc.	220,900	3,552,935
Takara Holdings Inc.	624,600	5,260,936
Takara Leben Real Estate Investment Corp.	2,462	2,294,597
Takara Standard Co. Ltd.	90,700	906,161
Takasago International Corp.(c)	25,100	506,183
Takasago Thermal Engineering Co. Ltd.	204,100	2,669,757
Takashimaya Co. Ltd.	637,800	5,817,528
Takeuchi Manufacturing Co. Ltd.	156,700	2,873,565
Taki Chemical Co. Ltd.	20,900	824,937
Takuma Co. Ltd.	273,500	3,065,079
Tama Home Co. Ltd.(c)	64,400	1,256,670

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Tamron Co. Ltd.	66,100	$1,165,234
Tamura Corp.	318,200	1,344,725
TBS Holdings Inc.	157,600	2,068,134
TechMatrix Corp.	163,500	2,522,757
TechnoPro Holdings Inc.	481,500	12,262,886
Teijin Ltd.	786,200	8,401,553
Teikoku Sen-I Co. Ltd.	83,400	1,017,179
Tenma Corp.	48,900	832,329
T-Gaia Corp.	93,600	1,186,371
THK Co. Ltd.	526,500	10,433,356
TKC Corp.	118,300	3,107,388
TKP Corp.(a)	72,000	1,047,116
Toa Corp./Tokyo	76,200	1,665,627
Toagosei Co. Ltd.	498,000	4,090,739
TOC Co. Ltd.	373,600	1,924,278
Tocalo Co. Ltd.	241,200	2,408,322
Toda Corp.	1,016,200	5,838,603
Toei Co. Ltd.	25,900	3,435,218
Toenec Corp.	13,500	345,496
Toho Bank Ltd. (The)	866,900	1,350,544
Toho Gas Co. Ltd.	333,400	7,821,250
Toho Holdings Co. Ltd.	233,900	3,796,834
Toho Titanium Co. Ltd.	154,800	1,769,094
Tohoku Electric Power Co. Inc.	2,048,800	11,396,533
Tokai Carbon Co. Ltd.	850,000	7,028,533
Tokai Corp./Gifu	47,200	625,388
TOKAI Holdings Corp.	403,800	2,714,171
Tokai Rika Co. Ltd.	229,300	2,415,948
Tokai Tokyo Financial Holdings Inc.	912,000	2,705,519
Token Corp.	33,600	2,236,597
Tokushu Tokai Paper Co. Ltd.	31,500	836,658
Tokuyama Corp.	262,800	3,495,285
Tokyo Ohka Kogyo Co. Ltd.	145,100	7,884,188
Tokyo Seimitsu Co. Ltd.	166,200	5,717,424
Tokyo Steel Manufacturing Co. Ltd.	387,300	4,008,553
Tokyo Tatemono Co. Ltd.	835,000	11,772,609
Tokyotokeiba Co. Ltd.	69,500	2,364,967
Tokyu Construction Co. Ltd.	413,840	1,919,226
Tokyu Fudosan Holdings Corp.	2,711,800	14,111,310
Tokyu REIT Inc.	3,791	5,314,388
TOMONY Holdings Inc.	1,078,500	2,727,796
Tomy Co. Ltd.	355,500	3,372,834
Topcon Corp.	453,500	5,804,426
Topre Corp.	176,800	1,499,006
Toridoll Holdings Corp.	205,600	3,728,733
Torii Pharmaceutical Co. Ltd.	46,000	1,156,008
Tosei Corp.	135,500	1,140,149
Toshiba TEC Corp.	113,700	3,854,118
Tosho Co. Ltd.	75,600	1,011,462
Totetsu Kogyo Co. Ltd.	138,100	2,496,399
Towa Pharmaceutical Co. Ltd.	108,500	2,307,979
Toyo Construction Co. Ltd.(a)	502,300	3,614,212
Toyo Gosei Co. Ltd.	25,600	1,882,966
Toyo Ink SC Holdings Co. Ltd.	167,600	2,495,631
Toyo Seikan Group Holdings Ltd.	631,000	6,825,137
Toyo Tanso Co. Ltd.	58,900	1,279,875
Toyo Tire Corp.	474,900	5,447,075
Toyobo Co. Ltd.	347,100	2,853,729
Toyoda Gosei Co. Ltd.	298,500	4,346,754
Toyota Boshoku Corp.	288,000	4,589,977
Security	Shares	Value

Japan (continued)
TPR Co. Ltd.	178,500	$1,710,776
Trancom Co. Ltd.	29,700	1,547,495
Transcosmos Inc.	107,300	2,529,741
TRE Holdings Corp.	186,300	2,980,590
Tri Chemical Laboratories Inc.	115,000	2,159,847
Trusco Nakayama Corp.	210,400	3,281,069
TS Tech Co. Ltd.	387,900	4,047,978
Tsubaki Nakashima Co. Ltd.	199,900	1,436,719
Tsubakimoto Chain Co.	123,000	2,808,650
Tsugami Corp.	184,900	1,721,875
Tsukishima Kikai Co. Ltd.	81,100	640,578
Tsumura & Co.	257,800	6,343,120
TV Asahi Holdings Corp.	89,600	1,023,444
UACJ Corp.	145,294	2,430,762
UBE Corp.	439,200	6,809,708
Uchida Yoko Co. Ltd.	33,200	1,252,951
Ulvac Inc.	196,300	7,691,989
Union Tool Co.	14,300	410,767
United Arrows Ltd.	94,100	1,265,084
United Super Markets Holdings Inc.	284,700	2,408,755
United Urban Investment Corp.	13,264	14,512,613
Universal Entertainment Corp.(a)	110,200	1,971,730
Usen-Next Holdings Co. Ltd.	65,800	1,080,016
Ushio Inc.	430,400	5,580,386
UT Group Co. Ltd.	119,500	2,687,039
Uzabase Inc.(a)	93,700	545,333
Valor Holdings Co. Ltd.	161,900	2,550,631
ValueCommerce Co. Ltd.	69,800	2,039,660
Vector Inc.	138,200	1,321,655
Vision Inc./Tokyo Japan(a)(c)	131,400	1,309,896
Visional Inc.(a)	55,800	3,070,777
VT Holdings Co. Ltd.	419,300	1,484,359
Wacoal Holdings Corp.	186,300	2,653,608
Wacom Co. Ltd.	665,200	4,809,516
Wakita & Co. Ltd.	82,700	688,148
WDB Holdings Co. Ltd.	31,100	653,494
WealthNavi Inc.(a)(c)	106,200	1,381,276
Weathernews Inc.	25,600	1,334,983
West Holdings Corp.(c)	102,130	4,028,491
World Holdings Co. Ltd.	36,000	677,853
Xebio Holdings Co. Ltd.	178,900	1,263,576
YAMABIKO Corp.	183,300	1,990,129
Yamada Holdings Co. Ltd.(a)	3,034,100	9,060,066
Yamaguchi Financial Group Inc.	870,500	4,773,099
YA-MAN Ltd.(c)	142,500	1,358,221
Yamato Kogyo Co. Ltd.	179,200	5,783,361
Yamazaki Baking Co. Ltd.	536,000	6,626,104
Yamazen Corp.	163,500	1,207,495
Yaoko Co. Ltd.	81,800	4,327,439
Yellow Hat Ltd.	139,800	1,746,384
Yodogawa Steel Works Ltd.	145,600	2,755,997
Yokogawa Bridge Holdings Corp.	157,300	2,306,881
Yokohama Rubber Co. Ltd. (The)	541,300	7,247,245
Yokorei Co. Ltd.	338,800	2,264,398
Yokowo Co. Ltd.	72,700	1,426,649
Yonex Co. Ltd.	241,700	1,574,622
Yoshinoya Holdings Co. Ltd.	296,600	5,396,194
Yuasa Trading Co. Ltd.	44,700	997,325
Yukiguni Maitake Co. Ltd.	93,300	752,785
Yurtec Corp.	91,900	485,411

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Zenkoku Hosho Co. Ltd.	236,000	$8,282,688
Zenrin Co. Ltd.	168,600	1,226,237
Zensho Holdings Co. Ltd.	419,100	9,883,296
Zeon Corp.	580,300	6,179,472
ZERIA Pharmaceutical Co. Ltd.	171,900	2,630,221
Zojirushi Corp.	153,400	1,622,141
Zuken Inc.	72,800	1,685,575
		3,199,061,763
Netherlands — 2.4%
Aalberts NV	446,499	21,696,405
Accell Group NV(a)	114,076	6,891,217
Alfen Beheer BV(a)(c)(d)	92,755	8,341,777
AMG Advanced Metallurgical Group NV	138,500	5,415,618
Arcadis NV	323,432	13,494,788
ASR Nederland NV	618,386	28,104,825
B&S Group Sarl(d)	156,862	1,154,814
Basic-Fit NV(a)(c)(d)	222,865	9,337,416
BE Semiconductor Industries NV	299,673	18,267,656
Boskalis Westminster	352,586	12,245,414
Brunel International NV	119,648	1,390,251
Cementir Holding NV	186,415	1,297,663
CM.Com NV(a)(c)	53,439	888,200
Corbion NV	265,932	9,219,930
COSMO Pharmaceuticals NV(a)	37,957	2,170,746
Eurocommercial Properties NV.	188,412	4,558,811
Fastned BV(a)(c)	21,387	668,738
Flow Traders(d)	148,325	4,842,191
ForFarmers NV(c)	180,971	555,204
Fugro NV(a)	459,122	5,624,401
Intertrust NV(a)(d)	405,668	8,388,007
Iveco Group NV(a)	945,138	5,560,604
Koninklijke BAM Groep NV(a)	1,196,541	3,311,832
Koninklijke Vopak NV	311,221	8,368,652
Meltwater Holding BV(a)(c)	647,335	851,986
MFE-MediaForEurope NV(a)(c)	1,293,891	790,072
MFE-MediaForEurope NV	1,300,783	1,197,970
NSI NV	97,428	3,823,479
OCI NV(a)	424,462	16,083,934
Pharming Group NV(a)(c)	2,870,993	2,350,747
PostNL NV	2,173,424	7,121,800
RHI Magnesita NV	126,642	3,767,722
SBM Offshore NV	674,578	9,775,405
Shop Apotheke Europe NV(a)(c)(d)	61,211	5,048,003
SIF Holding NV	45,173	514,199
Signify NV(d)	579,461	24,515,596
Sligro Food Group NV(a)	107,942	2,533,529
SNS REAAL NV(a)(b)(c)	287,474	3
Technip Energies NV(a)	483,753	5,878,488
TKH Group NV	180,829	8,867,891
TomTom NV(a)(c)	310,126	2,677,517
Van Lanschot Kempen NV	130,795	3,406,103
Vastned Retail NV	58,999	1,506,232
Wereldhave NV	152,791	2,492,047
		284,997,883
New Zealand — 1.0%
a2 Milk Co. Ltd. (The)(a)(c)	3,322,333	10,527,442
Air New Zealand Ltd.(a)(c)	5,957,792	3,381,249
Argosy Property Ltd.	3,667,551	3,072,755
Chorus Ltd.	2,051,280	9,731,762
Security	Shares	Value

New Zealand (continued)
Contact Energy Ltd.	3,458,138	$18,167,705
Fletcher Building Ltd.	3,456,678	13,769,743
Genesis Energy Ltd.	2,149,992	3,970,527
Goodman Property Trust.	4,822,947	7,020,698
Infratil Ltd.	3,247,136	17,572,330
Kiwi Property Group Ltd.	9,116,744	6,218,103
Oceania Healthcare Ltd.	2,674,052	1,774,620
Precinct Properties New Zealand Ltd.	6,042,135	5,904,659
Pushpay Holdings Ltd.(a)	4,359,802	3,677,136
SKYCITY Entertainment Group Ltd.	3,477,341	6,496,189
Summerset Group Holdings Ltd.	968,953	7,298,120
Synlait Milk Ltd.(a)(c)	456,193	1,039,649
Z Energy Ltd.(b)	2,362,818	5,750,890
		125,373,577
Norway — 2.4%
Aker ASA, Class A	117,233	9,555,755
Aker Carbon Capture ASA(a)	1,265,576	2,556,753
Aker Horizons Holding AS(a)(c)	533,678	1,089,390
Aker Solutions ASA	1,101,422	3,805,801
Atea ASA	375,053	4,469,021
Atlantic Sapphire ASA(a)(c)	312,098	868,802
Austevoll Seafood ASA	407,402	6,459,387
Bonheur ASA	83,580	3,108,068
Borregaard ASA	429,342	8,189,645
BW Energy Ltd.(a)	363,041	1,056,722
BW LPG Ltd.(d)	337,127	2,119,948
BW Offshore Ltd.	414,057	1,190,839
Crayon Group Holding ASA(a)(d)	315,221	4,636,716
DNO ASA	1,924,791	2,917,875
Elkem ASA(d)	1,293,543	5,371,986
Elmera Group ASA(d)	437,993	988,412
Elopak ASA(a)	530,038	790,026
Entra ASA(d)	284,064	4,683,565
Europris ASA(d)	710,795	3,611,740
Flex LNG Ltd.	133,096	3,749,250
Frontline Ltd./Bermuda(a)	475,531	3,938,418
Golden Ocean Group Ltd.	588,075	7,321,021
Grieg Seafood ASA(a)	232,629	3,465,700
Hafnia Ltd.(a)(c)	481,795	1,422,883
Hexagon Composites ASA(a)	498,079	1,968,769
Hexagon Purus ASA(a)	296,572	1,122,431
Kahoot! ASA(a)(c)	1,192,079	2,873,482
Kongsberg Gruppen ASA	398,322	17,108,959
Leroy Seafood Group ASA	1,336,635	12,544,694
LINK Mobility Group Holding ASA(a)	761,664	1,230,707
MPC Container Ships AS	1,218,232	3,626,044
NEL ASA(a)(c)	6,564,149	9,328,112
Nordic Semiconductor ASA(a)	778,192	15,471,418
Norway Royal Salmon ASA(c)	59,740	1,566,771
Norwegian Air Shuttle ASA(a)	2,662,130	3,715,508
Nykode Therapeutics AS(a)	582,037	2,274,586
Pexip Holding ASA(a)(c)	332,251	728,669
Protector Forsikring ASA	325,633	3,707,891
Quantafuel ASA(a)(c)	616,089	1,017,840
REC Silicon ASA(a)(c)	1,287,040	2,214,810
Salmar ASA	265,201	21,701,318
Scatec ASA(d)	532,383	6,434,724
Selvaag Bolig ASA	302,353	1,439,339
SpareBank 1 Nord Norge	360,401	3,838,652
Sparebank 1 Oestlandet	122,416	1,791,329

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
SpareBank 1 SMN	657,113	$9,207,773
SpareBank 1 SR-Bank ASA	784,616	9,991,096
Stolt-Nielsen Ltd.	104,250	1,891,746
Storebrand ASA	2,147,769	18,655,928
TGS ASA	525,120	8,100,903
Tomra Systems ASA	533,383	20,975,508
Veidekke ASA	484,035	6,267,593
Volue ASA(a)(c)	235,690	1,011,426
Wallenius Wilhelmsen ASA	475,488	2,984,533
XXL ASA(d)	637,494	666,842
		282,827,124
Portugal — 0.3%
Altri SGPS SA	351,412	2,332,222
Banco Comercial Portugues SA, Class R(a)	37,886,946	5,856,914
Corticeira Amorim SGPS SA	113,371	1,172,825
CTT-Correios de Portugal SA	519,738	2,349,235
Navigator Co. SA (The)	1,027,492	4,214,992
NOS SGPS SA	927,818	3,923,553
REN - Redes Energeticas Nacionais SGPS SA	1,818,866	5,545,370
Semapa-Sociedade de Investimento e Gestao	77,927	1,073,796
Sonae SGPS SA	4,168,702	4,500,483
		30,969,390
Singapore — 2.3%
AEM Holdings Ltd.(c)	1,249,500	4,278,994
AIMS APAC REIT(c)	2,353,200	2,406,317
Ascendas India Trust	3,793,200	3,427,180
Ascott Residence Trust	8,798,796	7,309,888
Best World International Ltd.(a)(b)(c)	1,082,322	1,197,406
CapitaLand China Trust	5,195,334	4,365,260
CDL Hospitality Trusts(c)	4,008,500	3,852,548
China Aviation Oil Singapore Corp. Ltd.	568,100	365,602
ComfortDelGro Corp. Ltd.	9,597,400	10,138,142
COSCO Shipping International Singapore Co. Ltd.(a)(c)	6,381,900	1,128,691
Cromwell European Real Estate Investment Trust	1,218,160	2,955,726
Eagle Hospitality Trust(a)(b)(c)	2,020,200	20
ESR-REIT(c)	21,200,975	5,946,023
Far East Hospitality Trust	3,934,000	1,895,082
First Resources Ltd.	2,555,900	3,898,238
Frasers Centrepoint Trust(c)	4,785,438	8,427,354
Frasers Hospitality Trust	3,159,800	1,467,370
Frasers Logistics & Commercial Trust	12,598,436	13,119,500
Frencken Group Ltd.	1,317,500	1,336,508
Golden Agri-Resources Ltd.	29,244,000	6,832,453
Haw Par Corp. Ltd.	538,300	4,530,665
Hutchison Port Holdings Trust, Class U	23,264,400	5,545,209
iFAST Corp. Ltd.(c)	627,300	2,252,575
Japfa Ltd.(c)	2,116,720	918,993
Kenon Holdings Ltd./Singapore	107,900	6,162,413
Keppel DC REIT	6,280,600	9,363,046
Keppel Infrastructure Trust	15,548,500	6,208,382
Keppel Pacific Oak US REIT	3,670,000	2,657,821
Keppel REIT	7,969,400	6,981,879
Lendlease Global Commercial REIT(c)	6,625,631	3,784,599
Manulife US Real Estate Investment Trust	6,091,731	3,795,185
Mapletree Industrial Trust	9,139,893	17,174,599
Mapletree North Asia Commercial Trust	10,135,900	8,754,099
Maxeon Solar Technologies Ltd.(a)(c)	108,057	1,251,300
Nanofilm Technologies International Ltd.(c)	1,260,000	2,431,851
Security	Shares	Value

Singapore (continued)
NetLink NBN Trust	14,081,100	$10,181,930
Olam Group Ltd., NVS	3,353,700	4,098,306
OUE Commercial Real Estate Investment Trust	9,491,079	2,836,789
OUE Ltd.	1,352,600	1,330,154
Parkway Life REIT	1,782,100	6,209,650
Prime U.S. REIT	2,284,994	1,683,428
Raffles Medical Group Ltd.	4,337,400	3,745,485
Razer Inc.(a)(d)	18,614,000	6,730,004
Riverstone Holdings Ltd./Singapore(c)	2,355,800	1,643,839
Sasseur Real Estate Investment Trust	2,526,300	1,525,334
SATS Ltd.(a)	3,075,200	10,040,753
Sembcorp Industries Ltd.	4,352,700	9,218,172
Sembcorp Marine Ltd.(a)	63,850,533	5,006,515
Sheng Siong Group Ltd.	3,288,400	3,631,010
SIA Engineering Co. Ltd.(a)(c)	1,045,800	2,008,462
Silverlake Axis Ltd.	4,683,540	1,089,533
Singapore Post Ltd.(c)	6,883,000	3,534,596
SPH REIT	10,000,694	7,056,102
Starhill Global REIT	6,617,700	2,833,224
StarHub Ltd.(c)	2,778,400	2,520,102
Suntec REIT	8,992,400	11,879,565
Yangzijiang Financial Holding	10,711,200	4,221,124
Yangzijiang Shipbuilding Holdings Ltd.	10,655,700	6,952,021
Yanlord Land Group Ltd.	2,588,800	2,268,198
		278,405,214
Spain — 2.2%
Acciona SA	110,611	21,651,816
Acerinox SA	722,780	7,610,315
Almirall SA	318,431	4,136,747
Applus Services SA	645,294	5,051,188
Atresmedia Corp. de Medios de Comunicacion SA	438,782	1,678,488
Audax Renovables SA(c)	516,559	654,629
Banco de Sabadell SA	25,344,600	19,669,289
Bankinter SA	3,023,504	17,792,941
Befesa SA(d)	179,669	11,220,506
Cia. de Distribucion Integral Logista Holdings SA	290,828	5,358,631
Cie. Automotive SA	214,463	4,675,688
Construcciones y Auxiliar de Ferrocarriles SA	91,033	2,791,084
Corp Financiera Alba SA	69,371	4,099,449
Distribuidora Internacional de Alimentacion SA(a)	65,957,017	903,166
Ebro Foods SA	315,519	5,672,911
eDreams ODIGEO SA(a)	256,437	2,061,266
Ence Energia y Celulosa SA(a)	642,205	2,405,681
Faes Farma SA	1,414,943	5,925,997
Fluidra SA	396,100	10,720,123
Gestamp Automocion SA(d)	763,114	2,492,697
Global Dominion Access SA(d)	410,094	1,695,651
Grenergy Renovables SA(a)(c)	49,468	1,783,265
Grupo Catalana Occidente SA	191,524	5,516,800
Indra Sistemas SA(a)	582,787	5,938,949
Inmobiliaria Colonial Socimi SA	1,337,953	11,125,590
Laboratorios Farmaceuticos Rovi SA	87,129	5,949,272
Lar Espana Real Estate Socimi SA	320,308	1,678,732
Let's Gowex SA (a)(b)(c)	51,450	1
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	2,901,851	4,168,844
Mapfre SA	4,783,633	8,729,447
Mediaset Espana Comunicacion SA(a)	704,964	3,154,693
Melia Hotels International SA(a)	542,140	4,483,670
Merlin Properties Socimi SA	1,575,876	17,119,775

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Metrovacesa SA(a)(d)	172,765	$1,385,164
Miquel y Costas & Miquel SA	131,367	1,739,783
Neinor Homes SA(a)(d)	194,971	2,208,849
Pharma Mar SA	65,123	4,984,702
Prosegur Cash SA(d)	2,166,292	1,608,873
Prosegur Cia. de Seguridad SA	972,425	2,012,573
Sacyr SA	1,826,564	4,920,052
Solaria Energia y Medio Ambiente SA(a)	337,702	7,493,826
Soltec Power Holdings SA(a)(c)	190,891	815,668
Talgo SA(c)(d)	425,774	1,720,199
Talgo SA, NVS(c)	8,646	35,300
Tecnicas Reunidas SA(a)(c)	155,487	1,287,609
Unicaja Banco SA(d)	5,877,334	5,536,386
Viscofan SA	174,331	9,623,821
Zardoya Otis SA(b)	857,014	6,382,996
		259,673,102
Sweden — 6.3%
AAK AB	813,687	14,118,082
AcadeMedia AB(d)	373,179	2,106,650
AddTech AB, Class B	1,164,958	20,550,304
AFRY AB	421,502	6,987,510
Alimak Group AB(d)	192,105	2,027,223
Ambea AB(d)	314,687	1,597,269
Arjo AB, Class B	964,533	7,268,782
Atrium Ljungberg AB, Class B	200,666	3,281,254
Attendo AB(a)(d)	484,255	1,313,776
Avanza Bank Holding AB	567,329	14,365,752
Axfood AB	475,224	14,088,132
Bactiguard Holding AB(a)	87,833	1,033,505
Beijer Alma AB	203,370	4,230,499
Beijer Ref AB	1,109,546	18,067,825
Betsson AB, Class B	487,743	2,996,170
BHG Group AB(a)(c)	443,775	3,055,529
BICO Group AB, Class B(a)(c)	149,475	1,498,979
Bilia AB, Class A	323,729	4,489,443
BillerudKorsnas AB	855,468	13,200,963
BioArctic AB(a)(d)	157,107	1,181,663
BioGaia AB, Class B	76,454	4,807,243
Biotage AB	291,298	6,034,242
Bonava AB, Class B	338,657	1,644,016
Boozt AB(a)(c)(d)	218,389	2,293,184
Bravida Holding AB(d)	902,250	9,249,513
Bufab AB	119,049	3,949,487
Bure Equity AB	246,356	5,809,463
Calliditas Therapeutics AB, Class B(a)(c)	137,886	1,040,309
Camurus AB(a)(c)	128,783	2,133,826
Castellum AB	1,179,665	23,361,316
Catena AB	127,200	6,651,819
Cellavision AB	67,889	2,131,539
Cibus Nordic Real Estate AB	190,488	4,405,358
Cint Group AB(a)	669,400	5,474,748
Clas Ohlson AB, Class B	177,769	2,018,211
Cloetta AB, Class B	1,005,377	2,540,621
Collector AB(a)	283,385	1,236,270
Coor Service Management Holding AB(d)	398,933	3,616,899
Corem Property Group AB, Class B	2,713,891	5,746,214
Creades AB, Class A	225,192	2,136,643
Desenio Group AB(a)(c)	293,835	163,539
Dios Fastigheter AB	391,927	3,499,477
Dometic Group AB(d)	1,441,689	12,346,734
Security	Shares	Value

Sweden (continued)
Duni AB(a)(c)	155,861	$1,426,954
Dustin Group AB(d)	302,989	2,177,068
Electrolux Professional AB, Class B	999,488	5,602,316
Elekta AB, Class B	1,672,501	11,264,750
Fabege AB	1,191,088	14,457,581
Fagerhult AB	352,364	1,768,485
Fingerprint Cards AB, Class B(a)(c)	1,259,423	1,450,539
Fortnox AB	2,192,736	11,639,243
GARO AB	133,735	2,001,559
Granges AB	474,412	3,896,286
Hansa Biopharma AB(a)	156,135	863,462
Hemnet Group AB(a)	191,067	2,383,547
Hexatronic Group AB(c)	136,643	5,781,111
Hexpol AB	1,185,260	10,176,835
HMS Networks AB	114,881	4,702,061
Holmen AB, Class B	421,610	24,368,529
Hufvudstaden AB, Class A	500,093	6,479,781
Humble Group AB(a)(c)	614,147	935,782
Implantica AG, SDR(a)	107,235	416,078
Indutrade AB	1,227,053	28,943,503
Instalco AB	943,129	5,820,873
Intrum AB	307,237	7,426,860
Investment AB Oresund	190,119	2,280,781
INVISIO AB	180,554	3,214,115
Inwido AB	233,292	3,220,796
JM AB	251,897	5,817,589
Kambi Group PLC, Class B(a)	112,148	1,786,438
Karo Pharma AB(a)	284,821	1,638,828
K-Fast Holding AB(a)(c)	271,921	1,245,741
Kindred Group PLC	1,042,401	9,139,136
KNOW IT AB	93,480	2,879,109
LeoVegas AB(d)	356,824	1,530,336
Lime Technologies AB	44,205	1,243,291
Lindab International AB	349,192	8,144,470
Loomis AB	334,511	8,334,586
Mekonomen AB(a)	178,227	2,054,000
Millicom International Cellular SA, SDR(a)	460,850	10,389,745
MIPS AB	117,749	8,362,464
Modern Times Group MTG AB, Class B(a)	470,174	4,972,498
Munters Group AB(d)	568,933	3,398,830
Mycronic AB	330,690	5,782,962
NCC AB, Class B	370,171	4,586,524
New Wave Group AB, Class B	178,682	3,119,881
Nobia AB	586,372	2,301,208
Nolato AB, Class B	929,464	6,433,172
Nordic Entertainment Group AB, Class B(a)	329,207	10,810,812
Nordnet AB publ	507,525	8,802,891
Nyfosa AB	821,028	9,049,069
OX2 AB(a)	366,305	2,693,115
Pandox AB(a)	410,514	5,719,463
Paradox Interactive AB(c)	164,237	2,739,693
Peab AB, Class B	820,556	7,839,168
Platzer Fastigheter Holding AB, Class B	274,266	2,785,645
PowerCell Sweden AB(a)	208,062	3,039,820
Ratos AB, Class B	962,722	4,911,857
Re:NewCell AB(a)(c)	88,116	1,039,969
Resurs Holding AB(d)	575,853	1,674,976
Rvrc Holding AB	173,881	1,339,233
Saab AB, Class B(c)	332,371	14,058,931
Samhallsbyggnadsbolaget i Norden AB	4,151,182	13,039,560

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Samhallsbyggnadsbolaget i Norden AB, Class D	684,040	$1,794,453
SAS AB(a)(c)	16,230,272	1,682,545
Scandic Hotels Group AB(a)(c)(d)	696,858	2,681,845
Sdiptech AB, Class B(a)	112,843	3,951,917
Sectra AB	609,202	7,685,292
Sedana Medical AB(a)(c)	292,266	1,118,938
SkiStar AB	187,325	3,646,589
SSAB AB, Class A	1,158,747	7,359,333
SSAB AB, Class B	2,614,857	15,376,995
Stillfront Group AB(a)(c)	2,013,182	4,065,827
Storytel AB(a)(c)	184,905	1,337,802
Surgical Science Sweden AB(a)	146,077	2,780,228
Svolder AB	371,445	2,176,428
Sweco AB, Class B	894,889	12,629,678
SwedenCare AB	384,879	4,325,724
Thule Group AB(d)	472,676	16,395,761
Tobii AB(a)(c)	406,292	1,068,629
Tobii Dynavox AB(a)(c)	404,789	1,048,118
Trelleborg AB, Class B	1,094,559	24,007,600
Troax Group AB	175,393	3,895,407
Vestum AB, NVS(a)	668,303	1,917,563
Vimian Group AB(a)(c)	564,029	3,500,967
Vitec Software Group AB	127,577	6,428,831
Vitrolife AB	294,374	7,569,251
VNV Global AB(a)	404,281	1,686,009
Volati AB	87,320	1,226,395
Wallenstam AB, Class B	722,476	7,988,171
Wihlborgs Fastigheter AB	615,822	10,676,899
Xvivo Perfusion AB(a)	105,890	2,282,645
		757,459,726
Switzerland — 4.7%
Allreal Holding AG, Registered	66,893	12,617,555
ALSO Holding AG, Registered	28,875	6,529,614
APG SGA SA(a)	3,623	692,756
Arbonia AG	230,604	4,106,578
Aryzta AG(a)(c)	4,437,455	4,131,844
Ascom Holding AG, Registered	141,867	1,255,141
Autoneum Holding AG	13,021	1,540,238
Banque Cantonale Vaudoise, Registered	133,404	11,274,343
Basilea Pharmaceutica AG, Registered(a)(c)	57,948	1,936,904
Belimo Holding AG, Registered	44,134	21,811,962
Bell Food Group AG, Registered	5,831	1,584,902
BKW AG	95,614	11,639,204
Bobst Group SA, Registered	38,035	3,208,190
Bossard Holding AG, Class A, Registered	25,340	5,485,663
Bucher Industries AG, Registered	30,405	10,962,059
Burckhardt Compression Holding AG	13,643	6,960,125
Burkhalter Holding AG	14,209	1,118,764
Bystronic AG, Registered	6,183	5,131,238
Cembra Money Bank AG	135,001	9,740,997
Coltene Holding AG, Registered(a)	12,799	1,218,388
Comet Holding AG, Registered	31,318	6,770,142
Daetwyler Holding AG, Bearer	33,844	10,882,018
DKSH Holding AG	161,643	13,879,464
dormakaba Holding AG	13,363	6,202,406
Dufry AG, Registered(a)	331,745	13,204,159
EFG International AG	412,215	3,107,179
Emmi AG, Registered	9,773	9,686,652
Flughafen Zurich AG, Registered(a)	90,028	15,223,615
Forbo Holding AG, Registered	4,903	7,177,397
Security	Shares	Value

Switzerland (continued)
Galenica AG(d)	228,221	$16,805,619
Georg Fischer Ltd.	372,280	20,203,670
Gurit Holding AG, Bearer(c)	1,475	1,880,361
Helvetia Holding AG, Registered	167,161	21,481,302
Huber + Suhner AG, Registered	72,641	6,370,843
Idorsia Ltd.(a)(c)	514,618	8,783,697
Implenia AG, Registered(a)(c)	63,488	1,435,549
Inficon Holding AG, Registered	7,661	6,975,140
Interroll Holding AG, Registered	2,862	8,675,831
Intershop Holding AG	6,665	4,343,984
Kardex Holding AG, Registered	28,886	5,497,325
Komax Holding AG, Registered	16,315	4,285,597
Landis+Gyr Group AG	97,424	5,437,149
LEM Holding SA, Registered	1,942	4,473,753
Leonteq AG	46,012	3,130,267
Liechtensteinische Landesbank AG	39,935	2,208,307
Medacta Group SA(a)(d)	33,787	3,862,364
Medartis Holding AG(a)(d)	18,285	1,936,114
Medmix AG(d)	111,090	3,730,827
Metall Zug AG, Class B, Registered	901	1,880,267
Meyer Burger Technology AG(a)(c)	10,875,037	5,152,996
Mobilezone Holding AG, Registered	212,381	3,438,905
Mobimo Holding AG, Registered	32,707	9,353,957
Molecular Partners AG(a)	90,055	726,695
Montana Aerospace AG(a)(d)	114,830	1,750,602
OC Oerlikon Corp. AG, Registered	845,017	6,025,523
Orior AG	26,461	2,444,563
Peach Property Group AG	36,610	1,884,531
PolyPeptide Group AG(d)	66,601	5,828,238
PSP Swiss Property AG, Registered	206,864	26,071,467
Relief Therapeutics Holding AG(a)(c)	9,904,124	519,260
Rieter Holding AG, Registered	17,905	2,434,010
Schweiter Technologies AG, Bearer	4,524	4,551,618
Sensirion Holding AG(a)(d)	41,047	4,922,957
SFS Group AG	75,766	9,488,415
Siegfried Holding AG, Registered	17,893	12,971,340
SIG Group AG	1,448,190	30,318,553
Softwareone Holding AG	427,505	5,780,068
St. Galler Kantonalbank AG, Class A, Registered	13,420	6,471,824
Stadler Rail AG(c)	229,919	8,390,773
Sulzer AG, Registered	87,331	6,543,503
Swiss Steel Holding AG, Registered(a)	4,005,823	1,136,698
Swissquote Group Holding SA, Registered	40,756	6,624,015
Tecan Group AG, Registered	56,784	17,064,597
Trifork Holding AG, NVS(c)	38,743	1,135,325
TX Group AG	11,677	1,652,765
u-blox Holding AG(a)	31,441	2,612,005
Valiant Holding AG, Registered	69,898	6,981,951
Valora Holding AG, Registered	16,899	2,763,114
Vetropack Holding AG, Registered	51,222	2,107,428
Vontobel Holding AG, Registered	127,930	9,356,383
VZ Holding AG	65,007	4,858,400
V-ZUG Holding AG(a)(c)	10,254	1,137,512
Ypsomed Holding AG, Registered	15,548	2,221,885
Zehnder Group AG, Registered	48,804	3,816,247
Zur Rose Group AG(a)	40,135	4,925,921
		565,941,507
United Kingdom — 16.2%
888 Holdings PLC	1,664,130	3,988,421
AB Dynamics PLC	70,159	1,288,033

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Abcam PLC(a)	971,361	$15,072,762
Advanced Medical Solutions Group PLC	1,046,985	3,649,863
AG Barr PLC	398,083	2,895,769
Airtel Africa PLC(d)	4,230,144	7,740,037
AJ Bell PLC	1,378,114	4,270,467
Alliance Pharma PLC	2,012,443	2,884,824
Alpha FX Group PLC	127,075	3,291,684
Alphawave IP Group PLC(a)(c)	1,180,854	2,227,298
AO World PLC(a)(c)	1,411,836	1,324,320
Argo Blockchain PLC(a)(c)	2,053,859	1,669,921
Ascential PLC(a)	1,961,853	7,778,252
Ashmore Group PLC	2,066,679	5,713,235
ASOS PLC(a)(c)	316,283	5,507,274
Assura PLC	13,327,238	11,043,747
Aston Martin Lagonda Global Holdings PLC(a)(c)(d)	314,887	3,299,078
Auction Technology Group PLC(a)	369,011	4,060,736
Avacta Group PLC(a)(c)	1,124,550	1,726,574
Avast PLC(d)	3,043,602	21,585,287
Avon Protection PLC	147,729	1,972,791
B&M European Value Retail SA	4,048,560	24,805,878
Babcock International Group PLC(a)	1,123,523	4,289,560
Bakkavor Group PLC(d)	645,137	858,279
Balfour Beatty PLC	2,916,492	8,836,128
Bank of Georgia Group PLC	175,241	2,705,982
Beazley PLC	2,753,409	14,943,180
Bellway PLC	556,670	16,907,331
Biffa PLC(d)	1,360,094	5,899,055
Big Yellow Group PLC	787,322	14,228,459
Bodycote PLC	853,471	6,619,399
boohoo Group PLC(a)	4,587,826	4,644,598
Breedon Group PLC	6,701,366	6,628,998
Brewin Dolphin Holdings PLC	1,366,608	8,752,680
Bridgepoint Group PLC(d)	1,291,932	4,974,343
Britvic PLC	1,208,001	13,017,841
Bytes Technology Group PLC	946,237	5,320,992
Capita PLC(a)	7,332,980	2,188,359
Capital & Counties Properties PLC	3,293,850	6,805,640
Capricorn Energy PLC(a)(c)	1,574,077	4,048,588
Carnival PLC(a)	684,193	10,726,945
Central Asia Metals PLC	783,892	2,626,426
Centrica PLC(a)	26,496,880	26,252,822
Ceres Power Holdings PLC(a)(c)	435,334	3,972,222
Chemring Group PLC	1,266,080	5,528,921
Cineworld Group PLC(a)(c)	4,369,025	1,672,317
Civitas Social Housing PLC	2,752,448	2,976,517
Clarkson PLC	128,385	5,911,154
Clipper Logistics PLC	351,838	3,804,802
Close Brothers Group PLC	671,456	9,310,351
CLS Holdings PLC	814,096	2,080,549
CMC Markets PLC(d)	580,652	2,117,409
Coats Group PLC	6,535,137	5,777,432
Computacenter PLC	332,646	11,176,794
ContourGlobal PLC(d)	873,487	2,099,398
ConvaTec Group PLC(d)	7,222,522	19,105,653
Countryside Properties PLC(a)(d)	2,201,567	6,873,938
Craneware PLC	124,540	2,681,824
Cranswick PLC	238,602	9,487,847
Crest Nicholson Holdings PLC	1,147,072	3,609,231
Currys PLC	4,990,892	5,786,626
Custodian REIT PLC	1,848,896	2,338,844
Security	Shares	Value

United Kingdom (continued)
CVS Group PLC	299,889	$6,769,929
Dechra Pharmaceuticals PLC	485,485	21,999,921
Deliveroo PLC(a)(d)	3,131,020	4,327,265
Derwent London PLC	457,645	17,363,930
Diploma PLC	560,610	19,228,243
Direct Line Insurance Group PLC	5,994,841	19,026,892
Diversified Energy Co. PLC	3,593,718	5,429,589
Domino's Pizza Group PLC	1,853,479	8,101,367
dotdigital group Plc	1,170,617	1,276,218
Dr. Martens Plc	2,086,173	5,454,550
Drax Group PLC	1,788,616	18,075,215
DS Smith PLC	6,176,868	25,382,395
Dunelm Group PLC	547,591	6,705,479
easyJet PLC(a)	1,395,534	9,670,340
Electrocomponents PLC	2,115,161	27,608,091
Elementis PLC(a)	2,581,053	3,920,594
EMIS Group PLC	271,143	4,519,516
Empiric Student Property PLC	2,685,249	3,072,676
Energean PLC(a)	519,283	7,731,196
Ergomed PLC(a)	159,732	2,356,772
Essentra PLC	1,356,544	5,316,228
Eurasia Mining PLC(a)(c)	8,247,075	839,993
Euromoney Institutional Investor PLC	489,177	6,032,005
FD Technologies PLC(a)(c)	98,454	2,917,319
Ferrexpo PLC	1,313,181	2,696,532
Fevertree Drinks PLC	474,070	10,749,415
Finablr PLC(a)(b)(d)	1,080,679	14
Firstgroup PLC(a)	3,369,088	4,729,492
Forterra PLC(d)	1,024,663	3,203,434
Frasers Group PLC(a)	905,450	7,690,317
Frontier Developments PLC(a)(c)	96,096	1,547,856
Funding Circle Holdings PLC(a)(d)	861,028	790,371
Future PLC	513,915	14,075,205
Games Workshop Group PLC	147,799	13,659,268
Gamma Communications PLC	364,217	5,428,694
GB Group PLC	1,028,419	7,452,972
Genuit Group PLC	1,097,290	6,194,349
Genus PLC	295,513	9,284,675
Go-Ahead Group PLC (The)(a)	193,515	2,328,721
Grainger PLC	3,323,648	12,363,205
Great Portland Estates PLC	1,031,596	8,762,289
Greatland Gold PLC(a)	18,137,994	3,027,827
Greggs PLC	457,000	13,333,396
Gym Group PLC (The)(a)(d)	709,822	1,699,598
Halfords Group PLC	898,007	2,556,507
Hammerson PLC(c)	14,080,035	5,083,338
Harbour Energy PLC	1,877,195	11,771,893
Hays PLC	7,513,325	11,539,311
Helical PLC	609,515	3,314,495
Helios Towers PLC(a)(c)	3,256,775	4,590,756
Hill & Smith Holdings PLC	351,625	6,081,491
Hiscox Ltd.	1,562,347	18,551,744
Hochschild Mining PLC	1,517,023	2,228,459
Home Reit PLC	2,493,476	3,844,028
HomeServe PLC	1,359,170	16,800,343
Hotel Chocolat Group PLC(a)	239,671	1,122,620
Howden Joinery Group PLC	2,676,705	25,341,738
Hunting PLC	662,855	2,417,171
Ibstock PLC(d)	1,824,664	4,307,477
Ideagen PLC	1,168,082	3,451,692

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
IG Design Group Plc	339,404	$289,359
IG Group Holdings PLC	1,736,916	17,751,408
IMI PLC	1,168,770	19,675,919
Impax Asset Management Group PLC	382,658	4,138,340
Inchcape PLC	1,743,716	15,602,184
Indivior PLC(a)	3,218,517	12,675,597
IntegraFin Holdings PLC	1,269,628	5,725,399
Intermediate Capital Group PLC	1,315,903	25,181,740
Investec PLC	3,124,344	18,402,035
IP Group PLC	4,505,591	4,645,972
IQE PLC(a)(c)	3,396,455	1,283,398
ITM Power PLC(a)(c)	1,926,522	7,936,902
ITV PLC	16,267,120	15,021,916
IWG PLC(a)	3,385,551	10,278,301
J D Wetherspoon PLC(a)	429,477	3,902,531
JET2 PLC(a)	728,679	11,190,313
John Wood Group PLC(a)	3,109,900	8,647,118
Johnson Service Group PLC(a)	1,943,117	2,672,007
JTC PLC(d)	582,408	5,655,255
Judges Scientific PLC	23,193	1,953,991
Jupiter Fund Management PLC	1,970,005	4,397,125
Just Group PLC	4,566,319	4,823,838
Kainos Group PLC	356,813	5,464,857
Kape Technologies PLC(a)(c)	471,736	2,028,359
Keller Group PLC	328,164	3,458,192
Keywords Studios PLC	322,525	9,749,643
Kier Group PLC(a)	1,980,779	1,975,150
Lancashire Holdings Ltd.	1,087,855	5,765,512
Learning Technologies Group PLC	2,607,255	4,304,662
Liontrust Asset Management PLC	273,055	3,963,011
LondonMetric Property PLC	4,235,959	14,316,994
Luceco PLC(d)	356,909	854,129
LXI REIT Plc	4,226,413	7,845,245
Man Group PLC/Jersey	6,352,059	18,513,250
Marks & Spencer Group PLC(a)	8,787,499	15,001,313
Marshalls PLC	899,676	6,884,825
Marston's PLC(a)	2,883,476	2,721,184
Mediclinic International PLC(a)	1,803,458	8,360,719
Meggitt PLC(a)	3,520,573	34,131,660
Micro Focus International PLC	1,496,344	7,066,029
Mitchells & Butlers PLC(a)	1,196,496	3,408,380
Mitie Group PLC	6,484,693	4,371,611
Moneysupermarket.com Group PLC	2,421,552	5,304,796
Moonpig Group PLC(a)(c)	756,077	1,816,842
Morgan Advanced Materials PLC	1,312,011	4,601,168
Morgan Sindall Group PLC	172,075	4,639,543
Naked Wines PLC(a)(c)	259,915	1,176,307
National Express Group PLC(a)	2,515,683	7,797,792
NCC Group PLC	1,354,606	3,117,130
Network International Holdings PLC(a)(d)	2,165,545	7,074,674
Ninety One PLC	1,494,851	4,996,245
Numis Corp. PLC(c)	311,901	977,261
On the Beach Group PLC(a)(d)	722,779	2,090,375
OSB Group PLC	2,015,874	14,071,686
Oxford Biomedica PLC(a)	270,277	1,937,202
Pagegroup PLC	1,462,472	8,948,686
Pantheon Resources PLC(a)(c)	2,314,775	3,575,307
Paragon Banking Group PLC	1,113,495	6,886,133
Penno Group PLC	1,224,625	17,017,697
Petrofac Ltd.(a)	1,954,514	3,294,791
Security	Shares	Value

United Kingdom (continued)
Pets at Home Group Plc	2,228,333	$8,649,505
Picton Property Income Ltd. (The)	2,481,745	3,170,602
Playtech Plc(a)	1,369,815	9,025,766
Polar Capital Holdings PLC	323,224	2,252,837
Premier Foods PLC	2,602,561	3,632,576
Primary Health Properties PLC	6,140,120	11,135,162
Provident Financial PLC	1,121,581	3,589,843
PZ Cussons PLC	1,001,298	2,569,249
QinetiQ Group PLC	2,597,035	11,018,223
Quilter PLC(d)	7,622,058	12,555,693
Rank Group PLC(a)	1,272,315	1,727,863
Rathbones Group PLC	275,504	7,275,085
Reach PLC	1,316,414	2,691,559
Redde Northgate PLC	1,051,118	5,199,759
Redrow PLC	1,263,511	8,282,689
Regional REIT Ltd.(d)	1,965,552	2,093,432
Renalytix PLC(a)	207,654	554,850
Renewi PLC(a)	355,278	3,082,537
Renishaw PLC	164,615	8,699,433
Restaurant Group PLC (The)(a)	3,407,124	2,607,975
Restore PLC	575,669	3,199,150
Rightmove PLC	3,842,288	29,536,047
Rotork PLC	3,906,276	14,252,151
Royal Mail PLC	3,590,187	15,388,610
RWS Holdings PLC	1,312,689	7,189,263
S4 Capital PLC(a)	1,237,574	4,680,939
Sabre Insurance Group PLC(d)	1,106,940	2,923,036
Safestore Holdings PLC	950,115	14,946,984
Saga PLC(a)	466,699	1,296,967
Sanne Group PLC(a)	728,381	8,307,240
Savills PLC	637,029	8,569,699
Secure Income REIT Plc	1,220,493	6,614,598
Senior PLC(a)	1,954,312	3,145,537
Serco Group PLC	5,478,416	10,360,135
Serica Energy PLC	713,909	3,136,406
Shaftesbury PLC	878,514	6,578,782
SIG PLC(a)	3,148,038	1,627,494
Smart Metering Systems PLC	556,707	5,775,259
Softcat PLC	537,646	9,495,522
SolGold PLC(a)(c)	3,962,219	1,429,918
Spectris PLC	501,397	18,338,045
Spire Healthcare Group PLC(a)(d)	1,295,059	3,495,896
Spirent Communications PLC	2,717,538	7,857,442
SSP Group Plc(a)	3,383,555	9,986,984
Stagecoach Group PLC(a)	1,918,305	2,535,194
SThree PLC	553,381	2,551,034
Strix Group PLC(c)	898,662	2,384,348
Subsea 7 SA	1,006,215	8,247,237
Synthomer PLC	1,676,311	6,378,295
Target Healthcare REIT PLC	2,753,479	3,843,088
Tate & Lyle PLC	2,108,614	20,494,890
TBC Bank Group PLC	186,969	2,967,016
Team17 Group PLC(a)	453,056	2,478,175
Telecom Plus PLC	295,154	6,088,781
TI Fluid Systems PLC(d)	1,023,796	2,080,556
TORM PLC, Class A(a)	117,049	1,150,165
TP ICAP Group PLC	3,495,621	5,793,361
Trainline PLC(a)(d)	2,169,674	7,737,338
Travis Perkins PLC	1,005,532	15,336,801
Tritax Big Box REIT PLC	8,478,353	25,881,600

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Trustpilot Group PLC(a)(c)(d)	821,713	$1,064,298
Tullow Oil PLC(a)	5,513,512	3,839,173
Tyman PLC	871,208	2,992,421
UK Commercial Property REIT Ltd.	3,522,460	3,881,031
Ultra Electronics Holdings PLC	319,426	13,009,625
UNITE Group PLC (The)	1,536,271	21,753,923
Urban Logistics REIT PLC	2,084,854	4,902,393
Vesuvius PLC	960,601	3,906,375
Victoria PLC(a)(c)	280,544	2,249,635
Victorian Plumbing Group PLC(a)	505,062	381,054
Victrex PLC	393,879	8,981,747
Virgin Money UK PLC	5,832,202	12,653,508
Vistry Group PLC	993,694	10,367,286
Vivo Energy PLC(d)	1,968,610	3,584,422
Volex PLC	523,082	1,694,662
Volution Group PLC	878,662	4,475,570
Warehouse REIT PLC	1,762,207	3,554,284
Watkin Jones PLC	890,184	2,770,422
Weir Group PLC (The)	1,166,570	22,426,699
WH Smith PLC(a)	587,554	10,570,844
Wickes Group PLC	1,156,697	2,757,519
Workspace Group PLC	615,433	5,150,266
Yellow Cake PLC(a)(d)	782,309	3,839,614
YouGov PLC	469,466	7,408,644
Young & Co's Brewery PLC, Series A	99,323	1,731,027
		1,945,730,172
United States — 0.0%
Coronado Global Resources Inc.(d)	3,385,571	5,454,017
Total Common Stocks — 98.8%
(Cost: $12,906,068,758)		11,846,816,200

Preferred Stocks

Germany — 0.2%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	39,189	1,939,460
Einhell Germany AG, Preference Shares, NVS	7,436	1,529,699
Jungheinrich AG, Preference Shares, NVS	216,073	5,284,719
Schaeffler AG, Preference Shares, NVS	563,227	3,024,694
Sixt SE, Preference Shares, NVS	72,672	5,252,413
STO SE & Co. KGaA, Preference Shares, NVS	10,085	2,115,985
		19,146,970
Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	229,830	3,595,278
Total Preferred Stocks — 0.2%
(Cost: $28,460,484)		22,742,248
Security	Shares	Value

Warrants

Italy — 0.0%
Webuild SpA (Expires 08/02/30)(a)(c)	97,516	$1
Singapore — 0.0%
Ezion Holdings Ltd. (Expires 04/16/23)(b)(c)	3,963,747	29
Spain — 0.0%
Abengoa SA (Expires 03/31/25)(a)(c)	3,096,556	19,600
Total Warrants — 0.0%
(Cost: $0)		19,630

Short-Term Investments

Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(e)(f)(g)	392,979,483	392,979,483
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(e)(f)	3,810,000	3,810,000
		396,789,483
Total Short-Term Investments — 3.3%
(Cost: $396,820,090)		396,789,483
Total Investments in Securities — 102.3%
(Cost: $13,331,349,332)		12,266,367,561
Other Assets, Less Liabilities — (2.3)%		(271,254,672)
Net Assets—100.0%		$11,995,112,889

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	All or a portion of this security is on loan.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$459,960,734	$—	$(66,790,877)	(a)	$(185,202)	$(5,172)	$392,979,483	392,979,483	$12,225,050	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,290,000	—	(3,480,000	)(a)	—	—	3,810,000	3,810,000	1,296		—
					$(185,202)	$(5,172)	$396,789,483		$12,226,346		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	289	06/09/22	$42,200	$31,311
Euro Stoxx 50 Index	1,347	06/17/22	52,410	(937,002)
FTSE 100 Index	468	06/17/22	43,698	(126,782)
				$(1,032,473)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$698,937,618	$11,134,547,235	$13,331,347	$11,846,816,200
Preferred Stocks	1,529,699	21,212,549	—	22,742,248
Warrants	—	19,601	29	19,630
Money Market Funds	396,789,483	—	—	396,789,483
	$1,097,256,800	$11,155,779,385	$13,331,376	$12,266,367,561
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$31,311	$—	$31,311
Liabilities
Futures Contracts	—	(1,063,784)	—	(1,063,784)
	$—	$(1,032,473)	$—	$(1,032,473)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt